Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
California (99.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/23	1,020	1,124
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/24	1,195	1,313
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	2,974
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/32	3,120	3,379
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	878
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	615
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,102
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,394
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,167
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,078
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,082
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,049
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,037
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,716
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	979
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	18,140	19,832
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,140
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,137
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	2,020
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	275	296
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	350	390

ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/23	370	425
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/24	395	467
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/25	505	594
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26	675	794
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/28	1,150	1,347
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29	985	1,151
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30	1,405	1,639
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/31	495	575
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32	520	607
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/27 (15)	750	884
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/28 (15)	1,000	1,174
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/30 (15)	1,680	1,973
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/31 (15)	1,640	1,919
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/32 (15)	3,000	3,504
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/33 (15)	2,375	2,770
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	1,050	1,049
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)(ETM)	13,780	13,624
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	285	279
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/21	1,485	1,563
Alameda CA Corridor Transportation Authority
Revenue	4.000%	3/1/22	5,600	6,035
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,220	2,491

Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	6,220	6,878
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/23	3,145	3,453
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,160	2,507
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/24	1,475	1,722
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/25	2,620	3,136
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,290	23,841
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	6,929
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	15,065	17,972
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	20,450	24,337
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35 (4)	1,000	1,208
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	13,495	16,024
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36 (4)	1,050	1,265
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/32	7,000	8,092
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/33	8,415	9,719
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/34	4,640	5,352
Alameda County CA Unified School District GO	4.000%	8/1/28	500	608
Alameda County CA Unified School District GO	4.000%	8/1/29	350	423
Alameda County CA Unified School District GO	4.000%	8/1/30	500	599
Alameda County CA Unified School District GO	4.000%	8/1/31	400	475
Alameda County CA Unified School District GO	4.000%	8/1/32	460	543
Alameda County CA Unified School District GO	4.000%	8/1/33	500	586
Alameda County CA Unified School District GO	4.000%	8/1/34	500	582
Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,490
Alameda County CA Unified School District GO	3.000%	8/1/35	1,000	1,066
Alameda County CA Unified School District GO	3.000%	8/1/36	1,065	1,132
Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	1,056
Alameda County CA Unified School District GO	3.000%	8/1/39	2,160	2,271
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/22 (15)	500	559
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/23 (15)	800	925
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/24 (15)	1,000	1,196
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/25 (15)	1,275	1,574
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/26 (15)	1,180	1,454
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/32 (15)	2,745	3,313
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,385
Alvord CA Unified School District GO	5.000%	8/1/23 (4)	530	613
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,384

Alvord CA Unified School District GO	5.000%	8/1/24 (4)	650	777
Alvord CA Unified School District GO	5.000%	8/1/27 (4)	1,300	1,695
Alvord CA Unified School District GO	5.000%	8/1/28 (4)	1,375	1,838
Alvord CA Unified School District GO	5.000%	8/1/29 (4)	1,525	2,029
Alvord CA Unified School District GO	5.000%	8/1/30 (4)	1,950	2,575
Alvord CA Unified School District GO	5.000%	8/1/31 (4)	1,750	2,296
Alvord CA Unified School District GO	5.000%	8/1/32 (4)	1,405	1,835
Anaheim CA City School District GO	0.000%	8/1/27 (14)	11,075	9,617
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21	1,000	1,084
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21	3,815	4,136
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	830	900
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/22	2,370	2,662
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/23	3,000	3,428
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/24	1,175	1,409
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/24	4,000	4,568
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/25	5,280	6,026
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/26	3,175	4,037
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/26	5,290	6,031
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/27	2,035	2,652
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/28	4,035	4,594
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/31	11,000	12,500
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/31	2,500	2,703
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/32	6,000	6,813
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/32	1,495	1,615

Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	2,590	2,796
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	5,380	6,097
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	4,350	4,691
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/36	1,125	1,211
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/31	300	324
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/32	300	324
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/33	765	826
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/34	1,000	1,079
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/35	505	545
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/36	500	539
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/22	500	559
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/23	655	757
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/24	375	447
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/26	8,000	10,102
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/27	5,000	6,471
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/28	3,250	4,300
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/30 (4)	1,070	849
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/30 (15)	3,000	4,020
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/31 (15)	2,220	2,951
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/32 (15)	2,000	2,641
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	5/1/33	2,950	3,437
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/34 (15)	2,000	2,506
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/35 (15)	6,500	8,118
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/36 (15)	15,500	19,296
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	5/1/39	2,000	2,330
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	4/1/21 (Prere.)	5,585	5,973

Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	12,000	12,980
1 Anaheim CA Public Financing Authority TOB
VRDO	1.430%	9/9/19	3,000	3,000
Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,523
Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	3,157
Azusa CA Unified School District GO	5.000%	8/1/29	500	553
Azusa CA Unified School District GO	5.000%	8/1/30	500	553
Azusa CA Unified School District GO	4.000%	8/1/31 (4)	4,045	4,671
Azusa CA Unified School District GO	5.000%	8/1/31	515	569
Azusa CA Unified School District GO	5.000%	8/1/32	600	662
Azusa CA Unified School District GO	5.000%	8/1/33	950	1,054
Azusa CA Unified School District GO	5.000%	8/1/34	1,055	1,170
Azusa CA Unified School District GO	5.000%	8/1/35	1,165	1,291
Azusa CA Unified School District GO	5.000%	8/1/36	1,000	1,108
Azusa CA Unified School District GO	5.000%	8/1/37	650	720
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	5,000	5,731
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	7,850	8,998
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	7,645	8,763
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,300	6,955
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,030	5,542
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,100	7,819
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	13,390	16,045
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	16,700	18,364
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	2,320	2,750
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,000	4,272
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/34	25,575	29,595
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/35	22,770	26,189
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	33,800	38,543
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/38	9,095	10,311
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	11,000	11,003
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	25,000	25,016
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	43,590	43,943
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.250%	4/1/22	10,250	10,503
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24	33,140	34,242
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	49,060	51,352

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	19,350	20,953
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	20,000	21,680
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	2,325	2,559
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.700%	2.050%	4/1/21	20,500	20,641
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.900%	2.250%	5/1/23	19,000	19,358
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.900%	2.250%	5/1/23	4,350	4,432
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 1.100%	2.450%	4/1/24	6,100	6,279
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.330%	9/9/19	13,330	13,330
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.350%	9/9/19	8,435	8,435
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.350%	9/9/19	6,710	6,710
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.500%	9/9/19	4,295	4,295
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/24 (4)	300	360
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/26 (4)	685	864
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/28 (4)	1,000	1,246
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/29 (4)	800	992
Beaumont CA Public Improvement Wastewater
Revenue	3.000%	9/1/31 (4)	1,100	1,200
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/32 (4)	1,460	1,801
Beaumont CA Public Improvement Wastewater
Revenue	3.250%	9/1/34 (4)	1,000	1,085
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/35 (4)	835	1,023
Beaumont CA Public Improvement Wastewater
Revenue	3.375%	9/1/36 (4)	1,600	1,742
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/37 (4)	1,350	1,644
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/38 (4)	1,350	1,641
Beverly Hills CA Unified School District GO	3.000%	8/1/38	2,500	2,655
Beverly Hills CA Unified School District GO	3.000%	8/1/40	2,500	2,634
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/21	5,500	5,930

Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/24	5,110	5,904
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	3,065	2,504
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/24 (4)	1,000	1,198
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/25 (4)	1,445	1,723
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/26 (4)	2,000	2,373
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/27 (4)	2,375	2,813
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/29 (4)	1,240	1,460
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/30 (4)	750	889
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/23	400	461
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/24	510	608
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/25	510	609
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/30	1,700	1,889
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/31	1,980	2,193
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/32	2,085	2,305
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/33	2,165	2,390
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/34	2,210	2,425
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/21 (15)	1,350	1,474
Burbank CA Unified School District GO	0.000%	8/1/20 (14)	3,835	3,794
3 Burbank CA Unified School District GO, 4.500%
coupon rate effective 8/1/2023	0.000%	8/1/32	3,680	3,697
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/21	265	280
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/22	1,000	1,090
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/24	535	614
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/25	690	811
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/28	1,635	2,030
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/30	940	1,154

California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/32	875	1,065
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/33	960	1,164
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/34	800	967
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/36	1,600	1,925
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/38	1,500	1,795
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/21	1,300	1,370
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	6,060	6,138
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/22	1,000	1,081
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/23	2,400	2,652
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/24	3,840	4,323
California Department of Veterans Affairs Home
Purchase Revenue	3.500%	12/1/45	3,990	4,205
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,183
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,835	7,300
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	15,605	16,666
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,755	1,803
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	20,405	22,583
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,145	4,255
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	2,065	2,086
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	7,960	8,039
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	840	848
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (ETM)	10	10
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20 (ETM)	30	32
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,220	1,282

4 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,850	1,951
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	2,905	3,061
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,355	3,535
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,455	3,641
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	25	26
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	32
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	32
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	970	1,023
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,120	1,181
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,155	1,218
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	2,720	2,973
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,910	4,274
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	2,475	2,703
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,320	3,617
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,500	3,814
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	3,665	4,003
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (ETM)	1,045	1,140
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	4,600	5,019
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	3,250	3,680

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (ETM)	1,105	1,249
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (Prere.)	505	571
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	4,895	5,537
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	1,450	1,700
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23 (ETM)	55	64
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	2,365	2,866
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (ETM)	30	36
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	5	6
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	10	12
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/25	3,060	3,828
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	3,010	3,865
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	2,045	2,466
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	2,985	3,931
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	4,065	4,892
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	30	33
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	30	33
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	7,750	8,729
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/30	2,800	3,672
California Department of Water Resources
Water System Revenue (Central Valley
Project)	4.000%	12/1/33	6,900	8,070

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/34	560	722
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/35	1,130	1,453
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/22	400	446
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/24	450	530
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/26	505	624
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/27	380	479
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/28	375	482
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/29	365	466
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/30	530	671
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/31	1,330	1,673
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/32	1,420	1,780
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/34	1,210	1,508
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/35	1,335	1,657
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/37	1,265	1,560
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/20	1,040	1,051
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/21	800	833
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/22	1,215	1,303
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/23	1,800	1,984
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/24	1,900	2,149
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/25	1,035	1,201
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/26	1,020	1,276
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/30	1,765	2,184
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/31	1,895	2,333
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/32	2,000	2,452
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/33	3,590	4,077
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/34	3,350	3,797
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/20	790	812

California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/23	1,195	1,307
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/24	380	415
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,150	1,265
California Educational Facilities Authority
Revenue (Loyola Marymount University)	0.000%	10/1/36 (14)	4,585	2,989
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/24	180	215
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/25	110	136
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/26	110	139
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/28	300	395
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/31	850	1,090
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/32	445	568
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/37	885	1,107
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/38	620	773
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/19	200	200
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/21	145	157
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/22	125	141
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/23	130	151
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/24	340	409
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/26	260	322
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/27	250	308
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/30	485	618
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	555	702
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	1,030	1,228
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/32	1,000	1,196
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	775	973
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	1,545	1,846
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	905	1,134
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	2,625	3,128
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	430	536

California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	3,180	3,778
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/36	1,120	1,391
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/37	530	656
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/25	5,125	6,379
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/20	1,770	1,853
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/21	2,100	2,279
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/22	2,130	2,394
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/23	1,870	2,172
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/24	2,500	2,998
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,365	2,924
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/31	1,005	1,218
California GO	4.000%	9/1/19	2,100	2,100
California GO	5.000%	10/1/19	21,000	21,064
California GO	5.000%	2/1/20	2,950	2,999
California GO	5.250%	10/1/20	4,500	4,515
California GO	5.000%	2/1/21	2,010	2,124
California GO	5.000%	3/1/21	2,250	2,295
California GO	5.000%	4/1/21	2,250	2,393
California GO	5.000%	9/1/21	13,715	14,805
California GO	5.000%	9/1/21	1,310	1,414
California GO	5.000%	9/1/21	9,800	10,579
California GO	5.000%	10/1/21	2,575	2,788
California GO	5.000%	10/1/21	64,130	69,437
California GO	5.000%	11/1/21	2,930	3,182
California GO	5.000%	2/1/22	8,320	9,105
California GO	5.000%	2/1/22	1,220	1,335
California GO	5.000%	4/1/22	4,580	5,041
California GO	5.000%	4/1/22	38,925	42,847
California GO	5.000%	9/1/22	12,920	14,428
California GO	5.000%	9/1/22	9,525	10,637
California GO	5.250%	9/1/22	17,450	19,615
California GO	5.000%	10/1/22	50,320	56,354
California GO	5.000%	10/1/22	15,000	16,799
California GO	5.000%	11/1/22	31,890	35,815
California GO	5.000%	2/1/23	15,020	17,012
California GO	5.000%	2/1/23	15,925	17,483
California GO	5.000%	4/1/23	21,000	23,919
California GO	5.000%	8/1/23	11,160	12,852
California GO	5.000%	8/1/23	3,350	3,858
California GO	5.000%	9/1/23	7,110	7,974
California GO	5.000%	9/1/23	10,175	11,750
California GO	5.250%	9/1/23	2,550	2,768
California GO	5.000%	10/1/23	12,595	14,584
California GO	5.000%	10/1/23	1,305	1,511
California GO	5.000%	10/1/23	16,135	18,683
California GO	5.000%	10/1/23	3,325	3,850

California GO	5.000%	10/1/23	6,770	7,839
California GO	5.000%	11/1/23	2,280	2,647
California GO	5.000%	11/1/23	20,000	23,222
California GO	5.000%	12/1/23	2,550	2,969
California GO	5.000%	2/1/24	11,215	12,707
California GO	5.000%	3/1/24	3,000	3,061
California GO	5.000%	4/1/24	2,500	2,942
California GO	5.000%	4/1/24	21,415	25,201
California GO	5.000%	8/1/24	1,510	1,796
California GO	5.000%	8/1/24	1,025	1,219
California GO	5.000%	9/1/24	10,000	11,202
California GO	5.000%	9/1/24	1,150	1,371
California GO	5.000%	9/1/24	5,000	5,962
California GO	4.000%	10/1/24	8,000	9,170
California GO	5.000%	10/1/24	8,725	10,431
California GO	5.000%	10/1/24	6,645	7,945
California GO	5.000%	10/1/24	10,000	11,956
California GO	5.000%	11/1/24	5,000	5,237
California GO	5.000%	11/1/24	2,255	2,703
California GO	5.000%	12/1/24	30,875	35,959
California GO	5.000%	12/1/24	5,000	5,823
California GO	5.000%	2/1/25	12,900	14,143
California GO	5.500%	2/1/25	8,575	10,579
California GO	4.000%	3/1/25	1,485	1,719
California GO	5.000%	3/1/25	1,435	1,737
California GO	5.000%	4/1/25	43,625	52,945
California GO	5.000%	8/1/25	1,665	2,041
California GO	5.000%	8/1/25	10,185	12,486
California GO	5.000%	8/1/25	12,430	15,239
5 California GO	5.000%	8/1/25	150	184
California GO	5.000%	9/1/25	2,185	2,446
California GO	5.000%	9/1/25	2,190	2,529
California GO	5.000%	9/1/25	4,895	6,016
California GO	4.000%	10/1/25	100	117
California GO	5.000%	10/1/25	13,865	15,792
California GO	5.000%	10/1/25	14,110	17,384
California GO	5.000%	10/1/25	2,045	2,519
California GO	5.000%	11/1/25	1,520	1,591
California GO	5.000%	11/1/25	12,345	15,246
California GO	5.000%	11/1/25	14,205	17,019
California GO	5.000%	3/1/26	5,000	5,099
California GO	5.000%	3/1/26	9,230	11,173
California GO	5.000%	4/1/26	2,120	2,649
California GO	5.000%	8/1/26	20,555	25,928
California GO	5.000%	8/1/26	21,110	26,628
California GO	5.000%	8/1/26	20,000	25,228
California GO	5.000%	8/1/26	15,300	19,299
5 California GO	5.000%	9/1/26	5,540	7,004
California GO	5.000%	9/1/26	720	910
California GO	5.000%	10/1/26	10,085	12,637
California GO	5.000%	10/1/26	1,270	1,609
California GO	4.000%	11/1/26	2,540	3,050
California GO	5.000%	11/1/26	7,500	7,846
California GO	5.000%	11/1/26	9,160	11,629
California GO	5.000%	11/1/26	4,705	5,973
California GO	3.500%	8/1/27	26,345	31,028
California GO	5.000%	8/1/27	20,515	25,788

California GO	5.000%	8/1/27	3,160	3,862
California GO	5.000%	10/1/27	13,915	15,817
California GO	5.000%	10/1/27	8,280	10,304
California GO	5.250%	10/1/27	5,000	5,432
California GO	5.000%	11/1/27	5,190	6,739
5 California GO	5.000%	8/1/28	20,355	26,233
California GO	5.000%	8/1/28	1,905	2,388
California GO	5.000%	8/1/28	6,510	7,943
California GO	4.000%	9/1/28	7,000	8,300
California GO	5.000%	9/1/28	17,715	22,257
California GO	5.250%	9/1/28	6,000	6,493
California GO	5.000%	10/1/28	1,925	2,553
California GO	5.000%	11/1/28	12,375	15,985
California GO	5.250%	2/1/29	2,790	3,066
California GO	5.000%	5/1/29	17,945	21,040
California GO	5.000%	8/1/29	7,195	8,976
California GO	5.000%	8/1/29	44,340	55,315
California GO	5.000%	9/1/29	6,000	6,463
California GO	5.000%	9/1/29	9,425	11,781
California GO	5.000%	9/1/29	1,395	1,744
California GO	5.000%	10/1/29	19,290	21,884
California GO	5.000%	10/1/29	18,695	23,093
California GO	5.000%	10/1/29	10,805	14,216
California GO	5.000%	11/1/29	20,820	26,770
California GO	5.000%	11/1/29	5,000	5,777
California GO	4.500%	12/1/29	2,525	2,933
California GO	5.250%	3/1/30	20,000	20,413
California GO	5.000%	4/1/30	9,230	12,585
California GO	5.000%	5/1/30	13,870	16,235
California GO	5.000%	8/1/30	19,935	24,802
California GO	5.000%	8/1/30	6,555	8,155
California GO	5.000%	8/1/30	27,055	34,406
California GO	5.000%	9/1/30	10,000	10,768
California GO	5.000%	9/1/30	9,180	11,152
California GO	5.250%	9/1/30	5,000	5,810
California GO	5.000%	10/1/30	5,800	6,868
California GO	4.000%	11/1/30	14,470	17,334
California GO	5.000%	11/1/30	9,070	11,594
California GO	5.000%	12/1/30	3,760	4,364
California GO	5.000%	4/1/31	16,445	22,791
California GO	5.000%	5/1/31	13,010	15,190
California GO	5.000%	8/1/31	22,300	27,661
California GO	5.000%	8/1/31	10,015	11,924
California GO	5.250%	8/1/31	5,755	7,030
California GO	5.000%	9/1/31	3,115	3,871
California GO	5.000%	9/1/31	7,000	7,536
California GO	5.000%	10/1/31	5,500	6,495
California GO	4.000%	11/1/31	15,000	17,887
California GO	5.000%	11/1/31	1,705	2,171
California GO	5.000%	12/1/31	6,000	6,950
California GO	5.000%	12/1/31	6,500	7,697
California GO	5.000%	2/1/32	2,540	2,772
California GO	5.000%	4/1/32	15,025	21,154
California GO	4.000%	8/1/32	545	634
California GO	5.000%	8/1/32	25,085	31,687
California GO	5.000%	8/1/32	5,000	6,025
California GO	5.250%	8/1/32	2,025	2,475

California GO	5.250%	8/1/32 (4)	995	1,375
California GO	5.000%	9/1/32	15,110	18,770
California GO	5.000%	10/1/32	23,535	27,742
California GO	4.000%	11/1/32	12,175	14,338
California GO	5.000%	2/1/33	1,760	1,983
California GO	5.000%	2/1/33	1,750	1,909
California GO	5.000%	3/1/33	3,395	4,050
California GO	6.000%	3/1/33	12,000	12,291
California GO	5.000%	4/1/33	13,000	15,109
California GO	4.000%	8/1/33	15,090	17,402
California GO	5.000%	8/1/33	1,270	1,573
California GO	5.000%	8/1/33	1,500	1,760
California GO	5.000%	9/1/33	3,830	4,392
California GO	5.000%	9/1/33	25,075	31,129
California GO	4.000%	11/1/33	12,500	14,666
California GO	5.000%	12/1/33	3,120	3,689
California GO	4.000%	8/1/34	18,035	20,679
California GO	5.000%	8/1/34	5,160	6,485
California GO	4.000%	9/1/34	26,130	29,999
California GO	4.000%	9/1/34	4,725	5,425
California GO	5.000%	9/1/34	19,910	24,695
California GO	5.000%	10/1/34	9,200	10,835
California GO	5.000%	4/1/35	39,400	45,696
California GO	5.000%	8/1/35	9,015	11,132
California GO	5.000%	8/1/35	10,000	12,031
California GO	4.000%	9/1/35	3,390	3,870
California GO	5.000%	9/1/35	9,885	12,231
California GO	5.000%	10/1/35	17,500	21,413
California GO	5.000%	11/1/35	3,810	4,801
California GO	5.000%	11/1/35	1,000	1,260
California GO	5.000%	4/1/36	16,375	18,960
California GO	5.000%	9/1/36	10,705	13,216
California GO	4.000%	11/1/36	7,000	8,091
California GO	5.000%	11/1/36	4,180	5,253
California GO	5.000%	4/1/37	21,895	25,319
California GO	4.000%	9/1/37	250	266
California GO	5.000%	11/1/37	10,050	12,594
California GO	3.700%	12/1/37	3,370	3,760
California GO	5.000%	4/1/38	10,000	11,550
California GO PUT	3.000%	12/1/19	52,000	52,166
California GO PUT	4.000%	12/1/21	21,905	22,963
1 California GO TOB VRDO	1.330%	9/9/19	2,825	2,825
1 California GO TOB VRDO	1.500%	9/9/19	4,750	4,750
1 California GO TOB VRDO	1.500%	9/9/19	7,000	7,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/20	1,075	1,097
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/22	1,200	1,288
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/23	1,810	1,995
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/24	3,325	3,758
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/25	3,025	3,497
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,443

California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/26	2,190	2,583
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,261
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/27	4,105	4,727
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/28	1,240	1,415
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/28	5,000	5,406
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/31	2,130	2,385
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/32	2,390	2,663
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	24,545	26,217
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	5,040	5,598
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/34	3,000	3,321
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/35	3,200	3,530
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,760	4,847
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,830	4,040
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,135	8,632
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/23	1,605	1,703
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	19,960
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	7,947
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,130	2,214
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,015	2,179
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26	6,980	8,692
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29	7,250	8,939
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31	1,760	2,154
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/35	14,100	15,872
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/36	12,500	14,039
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/22	3,500	3,902
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,420	1,577
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/24	7,410	8,240
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	4,000	4,452

California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	8,790	9,785
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/32	365	449
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/33	620	762
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	4.000%	8/15/34	820	923
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/35	3,650	4,460
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/36	4,100	4,997
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/37	1,335	1,622
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/28	700	931
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	4.000%	11/1/29	1,000	1,260
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	5,042
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/30	1,000	1,345
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	2,000	2,167
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	1,000	1,337
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/33	1,310	1,731
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/34	1,200	1,583
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	4.000%	11/1/35	240	285
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	4.000%	11/1/36	150	178
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	4.000%	11/1/37	270	319
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	4.000%	11/1/38	365	430
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	481
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	970
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	844

California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	343
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	888
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	806
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	776
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,455	1,586
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,520	1,712
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,913
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,525	2,832
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/27	2,000	2,234
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/27	500	602
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/28	575	691
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/29	1,750	2,100
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/30	1,500	1,795
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/31	875	1,044
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	13,869
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/34	700	829
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	4,020	4,452
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	800	947
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/36	1,255	1,483
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/37	800	944
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/38	1,185	1,397
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	750	882
1 California Health Facilities Financing Authority
Revenue (City of Hope Medical Center) TOB
VRDO	1.450%	9/9/19	8,000	8,000
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/20	1,715	1,737
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,250	1,605
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,631
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,208
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,648

California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	1,500	1,895
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	7,076
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	3,109
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,105	3,864
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,918
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,510	3,117
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	3,310	3,929
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	3,500	4,337
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	4,020	4,762
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/36	3,000	3,699
1 California Health Facilities Financing Authority
Revenue (Kaiser Credit Group) TOB VRDO	1.350%	9/9/19	8,000	8,000
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	24,885	32,790
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	25,270	28,869
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	5,000	5,610
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	40,000	44,884
1 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.320%	9/9/19	10,200	10,200
1 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.370%	9/9/19	5,500	5,500
1 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.400%	9/9/19 LOC	7,435	7,435
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) VRDO	1.330%	9/6/19	6,300	6,300
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	950	1,025
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	505	544
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	560	626
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	365	408
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/23	340	393
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/30	1,680	2,078

California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/31	1,300	1,599
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/32	1,780	2,182
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/33	1,610	1,968
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/34	1,500	1,627
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/34	400	501
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/35	550	686
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/36	1,050	1,307
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.350%	9/9/19	11,395	11,395
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.350%	9/9/19	2,060	2,060
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.380%	9/9/19	2,223	2,222
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.380%	9/9/19	4,000	4,000
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/24	850	1,020
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/25	425	510
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/26	775	928
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,520	1,523
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,003
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,835	1,893
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,095	1,162
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,055	1,143
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,451
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,450	2,756
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,621
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,611

California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/20	300	310
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/21	465	500
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/22	175	195
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/24	370	439
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/25	500	612
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/26	750	915
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/28	880	1,067
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/29	855	1,033
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/31	870	1,047
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,123
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,227
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,191
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,749
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,918
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	5,045	5,940
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,635
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/30	2,015	2,507
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/31	2,200	2,721
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/34	2,250	2,543
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/35	8,010	9,031
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/36	3,425	3,853

California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	19,405	19,407
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	2.000%	10/1/25	16,000	16,721
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/20	500	519
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/26	6,000	6,501
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	2,865	3,069
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	760	826
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	860	933
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,274
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,081
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,995	5,735
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,485	7,346
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	13,054
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/20 (Prere.)	2,000	2,102
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,384
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,855	2,076
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,286
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/20 (Prere.)	4,750	4,954
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	5,000	5,232
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,320	1,425
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/21	3,930	4,281
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/21	500	545
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,185	1,280
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/22	2,075	2,344
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/22	200	226
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/23	2,500	2,923
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/23	300	351
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	2,500	3,021

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	420	508
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	1,075	1,299
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	2,510	3,125
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	485	604
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	650	809
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	2,750	3,519
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	400	498
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	1,085	1,388
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	1,000	1,308
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	525	651
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	820	1,071
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	540	668
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	1,250	1,590
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	875	1,108
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	1,180	1,488
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	5,555	5,993
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	1,335	1,719
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	1,225	1,539
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	1,800	2,309
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	1,425	1,784
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	3,580	4,463
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	4,000	4,967
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	5,000	6,319
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	7,000	8,846
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	3,195	3,953
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,625	4,563
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	6,725	8,464
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,090	3,809

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/37	5,100	6,391
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/37	24,295	30,447
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/38	5,000	6,243
1 California Health Facilities Financing Authority
Revenue VRDO	1.570%	9/9/19 LOC	20,000	20,000
California Housing Finance Agency Revenue	4.250%	1/15/35	11,320	13,546
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/20	200	207
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/21	600	644
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/22	455	505
California Infrastructure & Economic
Development Bank Revenue	4.000%	10/1/22	1,000	1,095
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/22	8,000	9,006
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/22	1,785	2,009
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/23	250	287
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	4,000	4,663
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	1,850	2,157
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/24	610	722
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,175	1,415
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,300	1,566
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/25	5,000	6,223
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/25	1,525	1,898
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/26	800	1,001
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/26	1,510	1,936
California Infrastructure & Economic
Development Bank Revenue	5.000%	2/1/27	1,505	1,686
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/27	1,775	2,217
California Infrastructure & Economic
Development Bank Revenue	4.000%	7/1/29	985	1,145
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/21	810	881
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/29	1,500	1,730

2 California Infrastructure & Economic
Development Bank Revenue (California
Academy of Sciences) PUT, 70% of 1M USD
LIBOR 0.380%	1.878%	8/1/21	7,460	7,463
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	10,000	11,192
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/26	860	1,082
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/27	840	1,054
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/28	595	745
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/29	1,000	1,248
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/31	1,760	2,023
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/32	1,615	1,986
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/34	715	809
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/35	750	845
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/28	1,105	1,390
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/29	740	925
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/30	1,080	1,344
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/31	1,225	1,510
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/32	1,140	1,400
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/33	1,110	1,361
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/34	2,850	3,484
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/20	1,070	1,098

California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21	1,000	1,066
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/22	1,500	1,658
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/23	1,150	1,313
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/24	1,300	1,529
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/25	1,365	1,652
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/26	1,430	1,777
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/26	1,235	1,534
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/27	1,500	1,884
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/30	1,500	1,863
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31	1,000	1,236
California Infrastructure & Economic
Development Bank Revenue (Segerstrom
Center for the Arts Project)	5.000%	1/1/25	11,105	13,285
California Infrastructure & Economic
Development Bank Revenue (University of
California)	5.000%	5/15/37	2,500	3,160
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/20	865	885
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/21	900	941
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/21	1,130	1,206
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/22	690	735
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/22	325	357
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/23	400	452
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/24	1,025	1,175

California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/26	1,130	1,351
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/30	1,000	1,144
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/31	600	714
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/37	1,000	1,075
California Municipal Finance Authority
Multifamily Housing Revenue (Park Western
Housing LP)	2.650%	8/1/36	13,750	14,400
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,610	1,936
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/26	5,370	6,648
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/31	3,955	4,441
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/32	4,220	4,730
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/33	4,390	4,912
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/20	1,760	1,791
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/21	1,300	1,361
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/22	1,000	1,074
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/23	1,285	1,412
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/24	1,325	1,487
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/25	1,180	1,350
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	3,530	3,907
California Municipal Finance Authority Revenue
(Biola University)	4.000%	10/1/19	205	205
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/21	375	404
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/22	130	144
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/24	375	441
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/25	305	368
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/29	660	750
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/29	410	508
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/30	585	720
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/30	500	566

California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/31	2,140	2,625
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/32	1,190	1,454
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/34	570	693
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/35	1,100	1,334
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/36	645	780
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/23	225	257
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/24	275	323
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/25	275	331
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/26	300	370
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/27	900	1,130
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/28	750	963
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/29	225	287
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/30	225	285
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/31	225	283
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/33	225	282
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/35	225	280
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/37	300	370
California Municipal Finance Authority Revenue
(Channing House Project)	5.000%	5/15/32	505	616
California Municipal Finance Authority Revenue
(Channing House Project)	5.000%	5/15/37	250	302
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	1,625	1,651
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	2,005	2,037
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	2,200	2,321
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,055
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	500	546
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	1,000	1,092

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	835	942
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	1,000	1,128
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	3,435	3,995
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	500	582
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	1,700	2,036
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	650	778
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	2,200	2,701
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	700	838
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	1,500	1,881
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	600	717
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	750	894
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/29	1,895	2,253
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	3,470	4,097
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	3,620	4,402
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	3,655	4,304
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,225	3,913
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,835	4,508
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,250	5,145
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,035	4,735

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,675	5,644
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,000	4,684
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/36	2,000	2,409
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/37	1,700	2,042
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.125%	7/1/20 (Prere.)	2,150	2,223
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/24	1,000	1,166
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/25	1,350	1,615
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/25	1,490	1,782
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/27	700	869
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/28	1,365	1,689
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/29	1,520	1,873
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/30	1,000	1,226
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/30	770	944
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,220
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,220
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/32	900	1,094
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/33	1,500	1,819
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/33	1,030	1,249
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/34	1,575	1,904
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/35	2,000	2,408
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/35	1,745	2,101
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/36	1,800	2,159
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/36	1,900	2,279
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/37	1,510	1,803
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/25	650	768
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/26	1,975	2,389

California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/27	1,170	1,445
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/28	755	948
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/29	500	625
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/30	600	746
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/31	1,020	1,264
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/32	855	1,056
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/33	700	862
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/34	1,100	1,350
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/36	1,750	2,135
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/37	1,000	1,218
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/26	630	802
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/28	940	1,218
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/30	1,435	1,830
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/31	1,380	1,746
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/35	1,475	1,825
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	4.000%	11/1/22	1,000	1,073
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	4.000%	11/1/23	2,465	2,701
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/23	1,000	1,136
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/24	1,825	2,125
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/24	1,000	1,164
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,191
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,191
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,214
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,214
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/27	1,500	1,798
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/27	1,000	1,233
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/28	1,500	1,791
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/28	3,500	4,391

California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/29	1,250	1,506
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/30	1,600	1,889
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/31	1,410	1,684
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/36	8,960	10,581
California Municipal Finance Authority Revenue
(Pomona College)	5.000%	1/1/32	1,185	1,520
California Municipal Finance Authority Revenue
(Pomona College)	5.000%	1/1/33	510	651
California Municipal Finance Authority Revenue
(Pomona College)	4.000%	1/1/37	1,400	1,621
California Municipal Finance Authority Revenue
(Pomona College)	4.000%	1/1/38	1,835	2,119
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/24	300	351
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/25	400	480
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/26	475	583
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/27	650	812
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/28	450	574
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/20	300	309
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/21	365	390
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/22	250	276
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/23	625	713
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/24	360	423
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/25	1,000	1,210
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/27	2,565	3,272
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/35	1,270	1,458
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/22	700	771
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/23	1,250	1,419
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/23 (15)	400	458
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/24 (15)	435	512
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/25	2,425	2,901

California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/25 (15)	500	605
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/26	2,550	3,120
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/26 (15)	570	706
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/27	1,925	2,402
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/27 (15)	1,000	1,264
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/28 (15)	1,385	1,778
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/29	1,500	1,915
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/29	1,000	1,290
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/30	3,045	3,859
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/31	3,000	3,779
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/31	3,820	4,909
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/32	500	639
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/33	1,450	1,842
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/35	2,000	2,471
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/35	2,265	2,851
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/36	2,530	3,174
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/38	2,300	2,817
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/38	1,265	1,577
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/39	1,470	1,826
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/31 (15)	1,455	1,768
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/36 (15)	1,805	2,166
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/29	700	831
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/30	500	591
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/31	535	629
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/32	500	587
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/33	500	586
California Public Works Board Lease Revenue	5.000%	3/1/21	1,800	1,908
California Public Works Board Lease Revenue	5.000%	10/1/21	7,620	8,252
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,759

California Public Works Board Lease Revenue	5.000%	10/1/22	5,860	6,576
California Public Works Board Lease Revenue	5.000%	10/1/28	13,840	17,857
California Public Works Board Lease Revenue	5.000%	10/1/29	12,260	15,747
California Public Works Board Lease Revenue	5.000%	9/1/34	19,120	22,365
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/19	5,380	5,396
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/20	4,180	4,305
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	5,655	5,899
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	7,680	8,215
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	1,425	1,543
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	5,945	6,438
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/22	4,440	4,910
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	10,454
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/22	3,230	3,614
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	1,500	1,683
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	6,250	7,014
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/23	5,295	6,058
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	2,350	2,726
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	3,285	3,811
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/24	5,560	6,569
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/24	4,330	5,170
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/24	1,955	2,341
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	3,140	3,836
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/26	5,775	7,234
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/26	1,700	2,023
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/27	6,435	8,253
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/31	5,000	5,878
California Public Works Board Lease Revenue
(Department of Corrections)	3.000%	10/1/31 (4)	1,050	1,131
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	6,568
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	5,025	5,898
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/32	5,015	5,961

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	5,000	5,860
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/33	3,000	3,561
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	25,000	28,168
California Public Works Board Lease Revenue
(Department of Corrections)	3.000%	10/1/36 (4)	3,480	3,645
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,865	6,675
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	8,975	10,212
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	400	435
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,525	1,732
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/25	50	60
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	1,575	1,721
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,600	1,816
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	7,602
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	3,236
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,407
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,821
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,428
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/32	3,200	3,606
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,856
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21 (ETM)	1,650	1,792
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/27	2,635	3,373
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/28	4,000	5,100
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/29	5,235	6,651
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/30	2,435	3,073
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/32	2,000	2,501
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/33	500	624
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/34	2,575	3,201
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/19 (Prere.)	5,000	5,034
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/20	10,050	10,182

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	4,160	4,256
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	5,865	6,020
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/20	1,600	1,680
4 California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	5,000	5,460
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (ETM)	5,400	5,896
4 California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	2,645	2,888
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	2,965	3,230
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	1,110	1,209
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	2,620	2,897
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	2,975	3,290
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,372
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,372
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,600	1,801
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	1,195	1,349
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,601
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	2,765	3,163
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,035	1,162
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/24	2,890	3,414
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,055	2,307
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	10	12
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,610	4,051
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/26	3,205	4,015
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/27	5,010	6,304
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/27	3,350	4,296
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/27	5,175	6,542
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/28	3,520	4,611
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/28	4,395	5,296
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/28	16,235	20,441

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/29	3,695	4,824
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/29	1,175	1,410
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/30	14,980	17,454
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/30	1,250	1,505
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	5,595	6,580
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,650	1,841
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/31	7,150	8,402
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/32	14,895	17,200
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/32	4,520	5,715
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	12,770
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	4,670	5,480
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	5,000	5,457
California School Finance Authority Charter
School Revenue (Aspire Public Schools)	5.000%	8/1/22	1,545	1,691
California School Finance Authority Charter
School Revenue (Aspire Public Schools)	5.000%	8/1/23	800	898
California School Finance Authority Charter
School Revenue (Aspire Public Schools)	5.000%	8/1/24	350	403
California School Finance Authority Charter
School Revenue (Aspire Public Schools)	5.000%	8/1/36	2,250	2,563
California School Finance Authority Revenue
(Educational Facilities)	5.000%	6/1/40	1,500	1,723
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/21	275	293
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/22	335	367
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/23	345	389
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/24	320	370
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/25	150	177
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/26	150	181
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/27	160	197
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/28	190	238
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/38	2,000	2,405
California School Finance Authority Revenue
(Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/22	100	110
California School Finance Authority Revenue
(Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/23	100	113

California School Finance Authority Revenue
(Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/24	130	150
California School Finance Authority Revenue
(Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/25	100	118
California School Finance Authority Revenue
(Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/26	105	127
California School Finance Authority Revenue
(Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/27	110	135
California School Finance Authority Revenue
(Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/28	160	200
California School Finance Authority Revenue
(Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/29	330	420
California State University Systemwide Revenue	5.000%	11/1/19	2,300	2,315
California State University Systemwide Revenue	5.000%	11/1/20	1,670	1,750
5 California State University Systemwide Revenue	5.000%	11/1/20	8,855	9,112
5 California State University Systemwide Revenue	5.000%	11/1/21	6,310	6,734
California State University Systemwide Revenue	5.000%	11/1/22	1,545	1,742
5 California State University Systemwide Revenue	5.000%	11/1/22	2,500	2,764
California State University Systemwide Revenue	5.000%	11/1/23	4,020	4,372
5 California State University Systemwide Revenue	5.000%	11/1/23	1,500	1,715
California State University Systemwide Revenue	5.000%	11/1/24	2,935	3,192
California State University Systemwide Revenue	5.000%	11/1/24	4,505	5,440
California State University Systemwide Revenue	5.000%	11/1/25	1,255	1,564
5 California State University Systemwide Revenue	5.000%	11/1/25	1,180	1,437
5 California State University Systemwide Revenue	5.000%	11/1/26	1,400	1,750
California State University Systemwide Revenue	5.000%	11/1/27	5,740	6,235
California State University Systemwide Revenue	5.000%	11/1/27	2,130	2,652
5 California State University Systemwide Revenue	5.000%	11/1/27	1,500	1,916
California State University Systemwide Revenue	5.000%	11/1/28	5,000	6,002
California State University Systemwide Revenue	5.000%	11/1/28	2,635	3,270
5 California State University Systemwide Revenue	5.000%	11/1/28	500	652
California State University Systemwide Revenue	4.000%	11/1/29	6,675	7,242
5 California State University Systemwide Revenue	5.000%	11/1/29	600	797
California State University Systemwide Revenue	5.000%	11/1/30	2,920	3,590
4 California State University Systemwide Revenue	5.000%	11/1/30	2,065	2,577
5 California State University Systemwide Revenue	5.000%	11/1/30	600	791
California State University Systemwide Revenue	4.000%	11/1/31	10,385	11,204
California State University Systemwide Revenue	5.000%	11/1/31	8,900	10,550
California State University Systemwide Revenue	5.000%	11/1/31	10,080	12,334
California State University Systemwide Revenue	5.000%	11/1/31	8,350	10,359
5 California State University Systemwide Revenue	5.000%	11/1/31	400	523
California State University Systemwide Revenue	4.000%	11/1/32	17,275	18,618
California State University Systemwide Revenue	5.000%	11/1/32	6,105	7,746
California State University Systemwide Revenue	5.000%	11/1/32	12,995	15,866
California State University Systemwide Revenue	5.000%	11/1/32	5,090	6,294
California State University Systemwide Revenue	5.000%	11/1/33	11,980	14,247
California State University Systemwide Revenue	5.000%	11/1/33	6,335	8,020
California State University Systemwide Revenue	5.000%	11/1/33	5,775	7,017
California State University Systemwide Revenue	5.000%	11/1/33	10,155	12,533
California State University Systemwide Revenue	4.000%	11/1/34	10,025	11,540
California State University Systemwide Revenue	5.000%	11/1/34	6,175	7,322
California State University Systemwide Revenue	5.000%	11/1/34	5,000	6,299
California State University Systemwide Revenue	5.000%	11/1/34	8,560	11,176
California State University Systemwide Revenue	4.000%	11/1/35	10,915	12,498
California State University Systemwide Revenue	5.000%	11/1/35	6,775	8,019
California State University Systemwide Revenue	5.000%	11/1/35	8,000	10,053
California State University Systemwide Revenue	5.000%	11/1/35	5,000	6,508

California State University Systemwide Revenue	5.000%	11/1/35	13,205	16,011
California State University Systemwide Revenue	5.000%	11/1/36	1,415	1,770
California State University Systemwide Revenue	5.000%	11/1/36	10,535	13,652
California State University Systemwide Revenue	5.000%	11/1/36	3,050	3,736
California State University Systemwide Revenue	5.000%	11/1/37	3,755	4,678
California State University Systemwide Revenue	5.000%	11/1/37	10,405	13,419
California State University Systemwide Revenue	5.000%	11/1/37	20,430	22,789
California State University Systemwide Revenue	5.000%	11/1/38	5,495	7,053
California State University Systemwide Revenue	5.000%	11/1/39	495	644
California State University Systemwide Revenue
PUT	4.000%	11/1/21	23,465	24,593
California State University Systemwide Revenue
PUT	4.000%	11/1/23	19,435	21,465
California State University Systemwide Revenue
PUT	1.600%	11/1/26	27,025	27,575
2 California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	1.320%	9/9/19	12,460	12,460
1 California Statewide Communities Development
Authority (John Muir Health) TOB VRDO	1.450%	9/9/19	4,875	4,875
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/26	1,070	1,286
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/27	1,900	2,332
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/28	3,000	3,749
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/29	3,140	3,935
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/19	175	176
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/24	1,000	1,096
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,863
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	4,122
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/20	750	761
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/22	1,500	1,647
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/23	145	165
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/23	1,535	1,744
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/24	200	235

California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/24	1,095	1,286
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/25	410	496
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/25	765	925
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/26	460	571
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/26	1,500	1,863
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/27	615	782
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/28	575	748
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/29	1,035	1,327
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/30	850	1,083
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/30	6,380	7,782
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/31	700	887
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/32	800	1,006
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/32	5,000	6,034
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/34	1,000	1,247
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/35	1,475	1,832
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.500%	3/1/38	625	669
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	4.000%	11/1/21	215	224
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	5.000%	11/1/22	225	246
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	5.000%	11/1/23	235	263

California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	3.000%	11/1/24	245	257
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	3.000%	11/1/25	260	275
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	3.125%	11/1/26	265	285
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	5.000%	11/1/27	270	326
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/19 (4)	250	252
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/20 (4)	210	220
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/21 (4)	200	218
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/22 (4)	200	225
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/23 (4)	400	466
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/24 (4)	500	602
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/27 (4)	1,660	1,989
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/28 (4)	900	1,074
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/34 (4)	2,500	2,934
2 California Statewide Communities Development
Authority Revenue (Citrus Valley Health
Partners)	5.400%	10/4/19 (14)	6,800	6,800
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/19	375	377
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/20	100	104
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/21	345	366
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/22	375	420
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/23	275	317

California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24	355	422
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/25	355	421
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/26	325	385
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/27	750	885
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/28	1,310	1,543
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/29	700	822
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/30	1,040	1,217
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	11,500	12,030
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/31	1,100	1,283
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/32	1,690	1,969
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.500%	7/1/22	2,480	2,480
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/25	1,130	1,130
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/30	2,500	3,048
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/31	4,040	4,904
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/33	4,000	4,828
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/34	4,795	5,770
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/35	1,000	1,201
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/27	815	896
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/32	680	743
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/20	240	245
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/21	170	180

California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/22	120	131
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/23	410	462
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/25	160	191
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/26	350	429
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/27	160	200
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/28	420	524
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/29	470	586
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/32	255	289
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/34	350	393
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/36	630	700
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/37	650	718
California Statewide Communities Development
Authority Revenue (Hooper Street LLC)	5.000%	7/1/24	500	548
California Statewide Communities Development
Authority Revenue (Hooper Street LLC)	5.000%	7/1/29	900	1,051
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	330	340
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	335
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	305	326
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	294
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	420	464
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	276
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/23	300	342
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/23	665	758
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/24	300	352
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/24	800	938

California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/25	300	361
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/25	1,140	1,336
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/26	325	401
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/26	1,010	1,182
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/27	2,020	2,359
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/28	3,000	3,494
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/29	3,000	3,485
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/30	4,575	5,311
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/31	4,000	4,641
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/32	3,790	4,394
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/33	2,500	2,893
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/34	2,000	2,309
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/36	590	729
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/37	500	615
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/38	710	871
1,6 California Statewide Communities Development
Authority Revenue (John Muir Health) PUT	4.000%	8/15/24	19,815	22,326
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	1.280%	9/9/19	1,565	1,565
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	1.320%	9/9/19	14,835	14,835
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/26	300	358

California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/27	325	393
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/27	1,000	1,179
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	285	347
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/29	14,865	17,223
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/24	150	177
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/25	250	304
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/26	370	461
5 California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/27	275	350
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/28	300	386
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/29	360	462
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/30	250	319
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/31	400	507
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/32	480	605
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/33	450	567
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/20	1,400	1,454
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/21	1,030	1,112
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/22	765	855
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/23	525	607
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/24	760	907
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/25	1,000	1,231
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/26	1,015	1,285
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/27	1,000	1,295

California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/28	780	1,033
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	519
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,176
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,092
4 California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	13,074
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/25	100	123
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/26	175	221
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/27	205	265
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/28	100	132
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/29	365	475
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/30	275	356
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Project)	3.000%	7/1/25	8,000	8,200
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Project)	3.000%	7/1/26	8,050	8,242
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,023
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/20	500	513
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/21	825	878
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/22	2,515	2,767
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/23	1,250	1,418

California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/24	1,250	1,456
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/25	2,000	2,393
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/26	3,410	4,182
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/27	2,015	2,464
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/28	5,000	6,087
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/29	2,000	2,427
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.125%	5/15/31	7,000	7,508
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/32	2,475	2,968
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/33	3,375	4,037
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/34	1,750	2,089
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/35	2,000	2,383
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase IV)	5.000%	5/15/27	1,500	1,882
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase IV)	5.000%	5/15/28	1,550	1,934
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase IV)	5.000%	5/15/29	900	1,119
Campbell CA Union High School District GO	5.000%	8/1/33	2,100	2,599

Campbell CA Union High School District GO	5.000%	8/1/34	2,500	3,082
Campbell CA Union High School District GO	5.000%	8/1/35	4,095	5,036
Campbell CA Union High School District GO	5.000%	8/1/36	5,000	6,135
Campbell CA Union High School District GO	4.000%	8/1/37	5,000	5,656
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/19 (15)(ETM)	2,080	2,080
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/21 (15)	5,225	5,225
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/22 (15)	6,020	6,020
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/24 (15)	6,860	6,860
Carlsbad CA Unified School District GO	4.000%	5/1/30	5,220	6,314
Carlsbad CA Unified School District GO	4.000%	5/1/32	575	682
Carlsbad CA Unified School District GO	4.000%	5/1/33	690	810
Carlsbad CA Unified School District GO	4.000%	5/1/34	685	798
Carlsbad CA Unified School District GO	3.000%	8/1/35	1,100	1,182
Carlsbad CA Unified School District GO	3.000%	8/1/36	1,180	1,261
Carlsbad CA Unified School District GO	3.000%	8/1/37	1,295	1,377
Carlsbad CA Unified School District GO	3.000%	8/1/38	1,415	1,497
Carlsbad CA Unified School District GO	3.000%	8/1/39	1,545	1,624
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/22	1,130	1,268
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/23	1,170	1,356
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/19 (4)	800	802
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/20 (4)	785	819
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/21 (4)	850	921
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/22 (4)	600	673
Castro Valley CA Unified School District GO	4.000%	8/1/33	750	879
Castro Valley CA Unified School District GO	4.000%	8/1/34	750	875
Castro Valley CA Unified School District GO	4.000%	8/1/35	390	454
Centinela Valley CA Union High School District
GO	4.000%	8/1/30 (4)	2,390	2,775
Centinela Valley CA Union High School District
GO	4.000%	8/1/31 (4)	1,885	2,172
Centinela Valley CA Union High School District
GO	4.000%	8/1/32 (4)	3,355	3,857
Centinela Valley CA Union High School District
GO	4.000%	8/1/33 (4)	1,410	1,618
Centinela Valley CA Union High School District
GO	4.000%	8/1/34 (4)	5,465	6,255
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,225	1,269
Cerritos CA Community College District GO	0.000%	8/1/20	500	495
Cerritos CA Community College District GO	0.000%	8/1/22	500	482

Cerritos CA Community College District GO	0.000%	8/1/23	500	475
Cerritos CA Community College District GO	4.000%	8/1/30	3,480	3,951
Cerritos CA Community College District GO	4.000%	8/1/32	2,260	2,542
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,579
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	2,525	2,906
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/29	2,125	2,442
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	8,603
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	8,587
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	13,000	14,858
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/33	575	671
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/33	250	287
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/34	625	728
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/34	9,940	11,377
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/35	600	691
Chaffey CA Community College District GO	5.000%	6/1/31	150	177
Chaffey CA Community College District GO	5.000%	6/1/32	4,700	5,525
Chaffey CA Union High School District GO	0.000%	8/1/20	400	396
Chaffey CA Union High School District GO	0.000%	8/1/21	500	488
Chaffey CA Union High School District GO	0.000%	8/1/22	500	482
Chaffey CA Union High School District GO	0.000%	8/1/23	600	569
Chaffey CA Union High School District GO	0.000%	8/1/24	500	467
Chaffey CA Union High School District GO	0.000%	8/1/25	655	596
Chaffey CA Union High School District GO	0.000%	8/1/26	1,430	1,247
Chaffey CA Union High School District GO	0.000%	8/1/28	2,000	1,585
Chico CA Unified School District GO	4.000%	8/1/21	1,200	1,272
Chico CA Unified School District GO	4.000%	8/1/22	410	447
Chico CA Unified School District GO	4.000%	8/1/23	450	505
Chico CA Unified School District GO	5.000%	8/1/29	210	258
Chico CA Unified School District GO	5.000%	8/1/30	330	404
Chico CA Unified School District GO	5.000%	8/1/31	425	519
Chico CA Unified School District GO	5.000%	8/1/32	385	469
Chico CA Unified School District GO	5.000%	8/1/33	750	911
Chico CA Unified School District GO	4.000%	8/1/36	2,025	2,269
Chico CA Unified School District GO	4.000%	8/1/37	2,200	2,452
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24 (4)	675	807
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25 (4)	1,000	1,233
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (15)	1,195	1,403
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	1,170	1,364
Chula Vista CA Elementary School District BAN	0.000%	8/1/23	4,500	4,294
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,265	2,265

Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/20	1,185	1,232
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/21	2,500	2,685
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,615	2,997
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,225	3,727
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,495	4,072
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,685	4,289
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,126
3 Citrus CA Community College District GO,
5.000% coupon rate effective 2/1/2023	0.000%	8/1/33	1,000	972
3 Citrus CA Community College District GO,
5.000% coupon rate effective 2/1/2023	0.000%	8/1/35	3,150	3,045
Clovis CA Unified School District GO	0.000%	8/1/26 (14)	450	403
Clovis CA Unified School District GO	0.000%	8/1/28 (14)	3,000	2,560
Clovis CA Unified School District GO	0.000%	8/1/30 (14)	12,330	9,941
Clovis CA Unified School District GO	0.000%	8/1/32	4,185	2,934
Clovis CA Unified School District GO	0.000%	8/1/33	2,700	1,806
Clovis CA Unified School District GO	0.000%	8/1/34	2,000	1,274
Clovis CA Unified School District GO	0.000%	8/1/35	2,775	1,686
Clovis CA Wastewater System Revenue	5.000%	8/1/27 (15)	1,090	1,408
Clovis CA Wastewater System Revenue	5.000%	8/1/28 (15)	1,000	1,287
Clovis CA Wastewater System Revenue	5.000%	8/1/31 (15)	1,380	1,747
Clovis CA Wastewater System Revenue	5.000%	8/1/33 (15)	1,780	2,242
Clovis CA Wastewater System Revenue	5.000%	8/1/34 (15)	1,000	1,256
Clovis CA Wastewater System Revenue	5.000%	8/1/35 (15)	1,000	1,253
Clovis CA Wastewater System Revenue	5.000%	8/1/36 (15)	2,165	2,705
Clovis CA Wastewater System Revenue	5.000%	8/1/37 (15)	1,265	1,576
1 Coachella Valley CA Unified School District TOB
VRDO	1.470%	9/9/19 (15)	7,500	7,500
Coast CA Community College District GO	0.000%	8/1/33	8,000	5,128
Coast CA Community College District GO	5.000%	8/1/33	3,000	3,634
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	785	907
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,150
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/22 (15)	1,215	1,352
Commerce CA Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/20	915	949
Commerce CA Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/21	500	538
Commerce CA Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/22	335	373
Commerce CA Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/23 (4)	605	695
Commerce CA Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/29 (4)	1,595	1,966
Compton CA Unified School District GO	5.000%	6/1/25	785	959

Compton CA Unified School District GO	5.000%	6/1/26	835	1,048
Compton CA Unified School District GO	5.000%	6/1/27	745	959
Compton CA Unified School District GO	5.000%	6/1/28	1,125	1,437
Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,271
Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,597
Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,416
Compton CA Unified School District GO	4.000%	6/1/32	1,925	2,236
Compton CA Unified School District GO	0.000%	6/1/33	1,000	704
Conejo Valley CA Unified School District GO	0.000%	8/1/21 (4)	2,000	1,953
Conejo Valley CA Unified School District GO	0.000%	8/1/22 (4)	2,750	2,645
Conejo Valley CA Unified School District GO	0.000%	8/1/23 (4)	2,500	2,363
Conejo Valley CA Unified School District GO	0.000%	8/1/24 (4)	3,000	2,782
Conejo Valley CA Unified School District GO	0.000%	8/1/25 (4)	3,380	3,025
Conejo Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,500	2,995
Conejo Valley CA Unified School District GO	0.000%	8/1/27 (4)	3,000	2,446
Conejo Valley CA Unified School District GO	0.000%	8/1/28 (4)	2,290	1,772
Contra Costa CA Community College District
GO	5.000%	8/1/24	4,140	4,628
Contra Costa CA Community College District
GO	4.000%	8/1/29	2,350	2,549
Contra Costa CA Community College District
GO	5.000%	8/1/32	3,000	3,445
Contra Costa CA Community College District
GO	5.000%	8/1/33	4,000	4,588
5 Contra Costa CA Community College District
GO	3.000%	8/1/37	1,370	1,458
5 Contra Costa CA Community College District
GO	3.000%	8/1/38	1,100	1,165
5 Contra Costa CA Community College District
GO	3.000%	8/1/39	1,000	1,056
Contra Costa CA Community College District
GO	4.000%	8/1/39	2,865	3,160
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/30	2,000	2,561
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/31	1,295	1,646
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	2,010	2,538
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	1,600	1,807
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	6,060	7,620
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	1,800	2,031
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	5,665	7,102
Contra Costa County CA Public Financing
Authority Lease Revenue	3.000%	6/1/20	1,000	1,016
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/20	800	825
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/21	800	857
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22	600	667
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	1,130	1,301

Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	2,410	2,775
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	538
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	575
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,806
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,964
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,638
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	949
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	1,218
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	1,378
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	1,322
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	1,110
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,525	2,898
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,000	2,295
Corona-Norco CA Unified School District GO	4.000%	8/1/34	2,000	2,289
Corona-Norco CA Unified School District GO	4.000%	8/1/34	3,000	3,434
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/23	1,145	1,325
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/24	1,325	1,530
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/25	2,525	2,909
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/27	1,000	1,148
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/28	1,590	1,821
1 Cotati-Rohnert Park CA Unified School District
GO TOB VRDO	1.400%	9/9/19 (15)	11,000	11,000
Covina-Valley CA Unified School District GO	5.000%	8/1/23 (Prere.)	2,000	2,315
Covina-Valley CA Unified School District GO	5.000%	8/1/23 (Prere.)	2,250	2,604
Cupertino CA Union School District GO	5.000%	8/1/25	2,835	3,278
Cupertino CA Union School District GO	5.000%	8/1/32	480	599
Cupertino CA Union School District GO	5.000%	8/1/33	545	678
Cupertino CA Union School District GO	5.000%	8/1/34	245	303
1 Cupertino CA Union School District GO TOB
VRDO	1.350%	9/9/19	8,870	8,870
Del Mar CA Race Track Authority Revenue	4.000%	10/1/21	1,380	1,447
Del Mar CA Race Track Authority Revenue	5.000%	10/1/24	1,585	1,828
Del Mar CA Race Track Authority Revenue	5.000%	10/1/26	1,745	2,022
Del Mar CA Race Track Authority Revenue	5.000%	10/1/27	1,835	2,118
Del Mar CA Race Track Authority Revenue	5.000%	10/1/29	410	469
Desert Sands CA Unified School District GO	5.000%	8/1/35	1,000	1,256
Desert Sands CA Unified School District GO	4.000%	8/1/36	1,440	1,655
Desert Sands CA Unified School District GO	4.000%	8/1/37	1,500	1,717
Desert Sands CA Unified School District GO	4.000%	8/1/38	1,500	1,707
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/26	425	541
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/31	1,000	1,275

Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/33	1,300	1,646
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/34	900	1,134
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/35	670	842
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/36	1,505	1,886
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/37	1,100	1,372
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/35	8,455	10,255
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	2,005	2,067
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	16,020	16,511
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/25	6,690	8,227
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	3,975	4,864
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,015	4,902
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/34	1,855	2,256
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	8,170	10,354
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	3,155	3,827
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/36	8,050	10,156
East Bay CA Regional Park District GO	5.000%	9/1/19 (Prere.)	4,030	4,030
East Bay CA Regional Park District GO	5.000%	9/1/28	385	386
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/29 (4)	3,300	3,619
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/29	6,070	6,945
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/30 (4)	7,255	7,892
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/31 (4)	7,945	8,551
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/32 (4)	3,000	3,208
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/33 (4)	3,000	3,188
East Side CA Union High School District Santa
Clara County GO	4.000%	8/1/33	1,425	1,640
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/36 (4)	6,945	7,292
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/29	2,700	3,396
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/30	2,600	3,250
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/31	5,055	6,284
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/32	5,130	6,362

Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/33	5,000	6,189
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/22	1,045	1,164
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/24	1,010	1,206
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/25	1,025	1,264
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/26	1,050	1,334
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/27	2,455	3,109
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/28	1,890	2,389
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/29	3,650	4,607
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/31	2,835	3,550
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/32	2,580	3,215
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/33	3,775	4,687
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/35	4,970	6,129
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/36	2,310	2,837
2 Eastern California Municipal Water District
Water & Wastewater Revenue PUT, SIFMA
Municipal Swap Index Yield + 0.250%	1.600%	10/1/21	12,000	11,989
El Camino CA Community College District GO	0.000%	8/1/29	8,085	6,878
El Camino CA Community College District GO	0.000%	8/1/32	10,000	7,771
El Camino CA Community College District GO	0.000%	8/1/33	3,500	2,641
El Camino CA Community College District GO	5.000%	8/1/34	1,100	1,355
El Camino CA Community College District GO	5.000%	8/1/36	1,400	1,715
El Camino CA Healthcare District GO	4.000%	8/1/33	3,035	3,513
El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,529
El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,421
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	1,500	1,752
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	5,460	6,344
El Dorado County CA Community Facilities
District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,162
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/19	655	655
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/20	560	577
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/21	465	500
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/22	425	473
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/33 (15)	2,000	2,391
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/34 (15)	3,970	4,723
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/35 (15)	3,735	4,439
Elk Grove CA Unified School District COP	3.000%	2/1/37 (15)	700	721
Elk Grove CA Unified School District GO	5.000%	8/1/30	1,635	2,045

Elk Grove CA Unified School District GO	5.000%	8/1/31	1,940	2,399
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/28	1,000	1,101
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/29	800	880
Escondido CA GO	5.000%	9/1/22	765	858
Escondido CA GO	5.000%	9/1/23	2,030	2,360
Escondido CA GO	5.000%	9/1/24	825	992
Escondido CA GO	5.000%	9/1/25	1,000	1,241
Escondido CA Union High School District GO	0.000%	8/1/26 (12)	2,740	2,474
Evergreen CA Elementary School District GO	0.000%	8/1/26 (12)	2,200	1,989
Evergreen CA School District Election GO	4.000%	8/1/34	1,070	1,203
Evergreen CA School District Election GO	4.000%	8/1/35	335	392
Evergreen CA School District Election GO	4.000%	8/1/36	1,870	2,086
Evergreen CA School District Election GO	4.000%	8/1/37	1,050	1,220
Fairfield CA COP	0.000%	4/1/34 (10)	940	668
7 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	3.050%	4/15/34	4,695	5,100
7 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	2.350%	12/15/35	15,000	15,524
Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/27	1,000	1,182
Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/32	1,820	2,186
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26	1,725	1,990
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27	1,810	2,082
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28	1,900	2,181
Foothill-De Anza CA Community College District
GO	0.000%	8/1/32 (14)	17,000	13,210
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/20 (4)	3,930	3,911
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	4,034
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/22 (4)	12,255	11,812
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/23 (4)	16,430	15,542
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/24 (4)	1,880	1,747
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	5,000	5,939
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	25,455	28,549
3 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue, 5.300% coupon
rate effective 1/15/2024	0.000%	1/15/29 (4)	2,000	2,119
3 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue, 5.500% coupon
rate effective 1/15/2024	0.000%	1/15/31 (4)	1,000	1,109
3 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue, 5.700% coupon
rate effective 1/15/2024	0.000%	1/15/25	2,130	1,984

3 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue, 5.800% coupon
rate effective 1/15/2024	0.000%	1/15/26	3,000	2,870
3 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue, 5.900% coupon
rate effective 1/15/2024	0.000%	1/15/27	5,000	4,904
Franklin-McKinley CA School District GO	0.000%	8/1/32 (4)	3,000	2,165
Franklin-McKinley CA School District GO	0.000%	8/1/35 (4)	1,840	1,188
7 Freddie Mac ML-05	3.350%	11/25/33	7,989	8,943
Fremont CA Unified School District GO	4.000%	8/1/29	1,070	1,217
Fremont CA Unified School District GO	4.000%	8/1/30	1,415	1,599
Fremont CA Unified School District GO	4.000%	8/1/31	1,790	2,008
Fremont CA Unified School District GO	4.000%	8/1/32	2,195	2,443
Fremont CA Unified School District GO	4.000%	8/1/33	2,630	2,908
Fremont CA Unified School District GO	4.000%	8/1/34	3,105	3,426
Fremont CA Union High School District GO	4.000%	8/1/32	1,000	1,120
Fremont CA Union High School District GO	4.000%	8/1/34	2,085	2,316
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/20	1,000	1,022
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/21	3,750	3,980
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/22 (4)	520	572
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/23 (4)	2,610	2,964
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/24 (4)	1,710	2,001
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/25 (4)	1,600	1,918
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/26 (4)	1,650	2,031
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/27 (4)	1,315	1,655
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/28 (4)	1,495	1,873
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/29 (4)	1,025	1,280
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/30 (4)	745	926
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/31 (4)	3,045	3,756
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/32 (4)	1,500	1,845
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/34 (4)	2,460	2,999
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/36 (4)	2,055	2,486
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/37 (4)	1,200	1,446
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	140	140
1 Fresno CA Unified School District GO TOB
VRDO	1.350%	9/9/19	6,650	6,650
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,109
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,772
Garden Grove CA Unified School District GO	5.000%	8/1/34	3,650	4,195

Gavilan CA Joint Community College District
GO	5.000%	8/1/32	4,200	5,099
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,748
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/22 (15)	1,575	1,729
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/23 (15)	2,340	2,630
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/24 (15)	1,605	1,929
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	3,355	3,449
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	1,885	1,941
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	2,785	2,964
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	5,875	6,278
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	1,000	1,069
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	555	593
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/22	3,670	4,027
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/22	10,075	11,149
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/23	7,500	8,449
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/24 (2)	4,800	4,500
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/24	11,505	13,245
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	8,570	10,085
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/26	18,825	22,565
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	6,745	5,966
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/27	14,810	18,049
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/28	4,285	5,202
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/29	8,480	9,710
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/29	9,045	10,924
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/30	19,750	24,195
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/30	2,470	2,824
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/31	3,740	4,254
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/32	4,605	5,587

Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/32	2,160	2,610
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	9,625	11,519
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	6,195	7,494
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	11,200	13,369
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/35	1,170	1,318
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	3,605	4,294
Golden State Tobacco Securitization Corp.
California Revenue	3.500%	6/1/36	21,300	21,733
1 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	1.450%	9/9/19 LOC	14,050	14,050
Grossmont CA Union High School District GO	5.000%	8/1/22	1,275	1,426
Grossmont CA Union High School District GO	0.000%	2/1/25 (4)	1,400	1,302
Grossmont CA Union High School District GO	0.000%	8/1/26 (4)	2,040	1,777
Grossmont CA Union High School District GO	0.000%	8/1/27 (4)	2,825	2,342
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	2,754
Grossmont CA Union High School District GO	0.000%	8/1/28 (4)	2,905	2,282
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	5,844
Grossmont CA Union High School District GO	4.000%	8/1/33	10,000	11,261
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	12,784
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	18,604
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/34	505	649
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/35	500	641
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/36	1,150	1,468
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/37	1,175	1,491
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/38	1,350	1,704
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/26 (4)	1,420	1,734
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/28 (4)	2,575	3,113
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/29 (4)	2,390	2,887
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/31 (4)	2,385	2,858
Hartnell CA Community College GO	5.000%	8/1/21	525	566
Hartnell CA Community College GO	5.000%	8/1/22	525	587
Hayward CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,501
Hayward CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,469
Hayward CA Unified School District GO	0.000%	8/1/26 (4)	640	568
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	3,465	4,077
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	4,930	5,796
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	1,500	1,760
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	4,240	4,965

Hayward CA Unified School District GO	5.000%	8/1/32 (4)	1,700	1,991
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	3,045	3,558
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	6,130	7,165
Hayward CA Unified School District GO	4.000%	8/1/35 (15)	1,830	2,144
Hayward CA Unified School District GO	4.000%	8/1/36 (15)	1,535	1,788
Hayward CA Unified School District GO	4.000%	8/1/37 (15)	1,355	1,573
Hayward CA Unified School District GO	4.000%	8/1/38 (15)	1,640	1,893
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/19	350	350
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/20	250	256
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/21	175	187
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/22	500	549
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/23	500	563
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/24	615	711
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25	385	449
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/27	950	1,104
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,449
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/32	550	630
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/33	580	662
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/34	360	410
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,000	1,180
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,235	1,455
Huntington Beach CA Union High School District
GO	0.000%	8/1/34 (4)(3)	5,000	3,599
Imperial CA Community College District GO	0.000%	8/1/22 (15)	175	168
Imperial CA Community College District GO	0.000%	8/1/23 (15)	250	237
Imperial CA Community College District GO	0.000%	8/1/24 (15)	500	465
Imperial CA Community College District GO	0.000%	8/1/25 (15)	725	663
Imperial CA Community College District GO	0.000%	8/1/26 (15)	1,005	897
Imperial CA Community College District GO	0.000%	8/1/27 (15)	1,580	1,363
Imperial CA Community College District GO	0.000%	8/1/28 (15)	1,885	1,562
Imperial CA Community College District GO	0.000%	8/1/29 (15)	2,000	1,586
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20	1,000	1,048
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/21	1,000	1,088
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	525	593
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	1,250	1,411
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/23	1,500	1,753
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	670	809
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	1,025	1,238
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/25	1,310	1,636
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	2,265	2,912
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27	500	629
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28	615	771
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/32	2,500	2,938

Imperial CA Irrigation District Electric Revenue	4.000%	11/1/33	3,000	3,510
Imperial County CA Local Transportation
Authority Sales Tax Revenue	4.000%	6/1/33 (4)	1,365	1,594
Imperial County CA Local Transportation
Authority Sales Tax Revenue	4.000%	6/1/34 (4)	1,470	1,705
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	1,615	1,743
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	1,195	1,333
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	750	864
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	655	779
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/21 (15)	515	549
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/22 (15)	405	446
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/23 (15)	1,130	1,286
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/25 (15)	1,600	1,934
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/27 (15)	500	635
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/29 (15)	1,215	1,529
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/30 (15)	1,000	1,248
Irvine CA Assessment District No. 93-14
Improvement Revenue VRDO	1.160%	9/3/19 LOC	11,900	11,900
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,000
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,499
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,852
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	447
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	364
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,258
Irvine CA Reassessment District No. 15-1
Improvement Revenue	5.000%	9/2/22	1,000	1,115
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/20	750	769
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/21	675	723
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/22	650	718
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/23	800	908
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/24	850	989
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/25	450	536
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/26	800	948

Irvine CA Reassessment District No. 19-1
Improvement Revenue	4.000%	9/2/22	220	239
Irvine CA Reassessment District No. 19-1
Improvement Revenue	5.000%	9/2/23	200	231
Irvine CA Reassessment District No. 19-1
Improvement Revenue	5.000%	9/2/24	200	239
Irvine CA Reassessment District No. 19-1
Improvement Revenue	5.000%	9/2/25	250	308
Irvine CA Reassessment District No. 19-1
Improvement Revenue	5.000%	9/2/26	300	379
Irvine CA Reassessment District No. 19-1
Improvement Revenue	5.000%	9/2/27	375	484
Irvine CA Reassessment District No. 19-1
Improvement Revenue	5.000%	9/2/28	520	684
Irvine CA Reassessment District No. 19-1
Improvement Revenue	5.000%	9/2/29	500	670
Irvine CA Reassessment District No. 19-1
Improvement Revenue	5.000%	9/2/30	330	440
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/21	1,500	1,603
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/23	1,150	1,302
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/24	1,225	1,423
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/26	1,300	1,580
5 Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/27	150	187
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/28	525	646
5 Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/29	360	464
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/30	385	468
5 Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/30	200	257
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/31	200	242
5 Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/31	350	448
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/32	450	543
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/32	525	634

Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/33	1,090	1,312
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/33	250	301
5 Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/33	410	521
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/35	510	610
5 Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/35	250	316
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/36	350	417
5 Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/36	265	333
5 Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	4.000%	9/1/37	565	646
5 Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	4.000%	9/1/38	275	313
5 Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	4.000%	9/1/39	250	284
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	1.200%	9/3/19 LOC	4,100	4,100
Irvine Ranch CA Water District COP	5.000%	3/1/32	3,640	4,546
Irvine Ranch CA Water District COP	5.000%	3/1/33	2,790	3,469
Irvine Ranch CA Water District COP	5.000%	3/1/34	1,300	1,611
Irvine Ranch CA Water District COP	5.000%	3/1/36	1,000	1,232
Irvine Ranch CA Water District Revenue	5.000%	2/1/33	1,000	1,247
Irvine Ranch CA Water District Revenue	5.000%	2/1/34	2,000	2,491
Irvine Ranch CA Water District Revenue	5.000%	2/1/35	2,500	3,104
Irvine Ranch CA Water District Revenue	5.000%	2/1/36	2,665	3,297
Jefferson CA Union High School District GO	5.000%	8/1/21 (15)	500	539
Jefferson CA Union High School District GO	5.000%	8/1/22 (15)	700	783
Jefferson CA Union High School District GO	5.000%	8/1/23 (15)	1,035	1,198
Jefferson CA Union High School District GO	5.000%	8/1/24 (15)	875	1,047
Jefferson CA Union High School District GO	5.000%	8/1/25 (15)	880	1,086
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/19	1,095	1,095
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/20	1,385	1,428
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/21	500	540
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/22	1,535	1,717
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/23	1,365	1,580

Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24	620	741
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25	1,725	2,126
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,629
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	3,755	3,995
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,345
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/36	4,930	5,307
Kern CA Community College District GO	0.000%	11/1/27 (14)	7,375	6,426
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	750	871
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,250	1,444
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,250	1,438
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,000	1,187
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/29	1,000	1,184
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,500	1,709
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	2,095	2,400
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/32	1,515	1,784
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,240
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23	300	329
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24	310	339
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25	550	600
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29	750	809
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/20	750	764
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/21	690	727
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/22	590	654
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	435	500
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	435	516
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	600	734
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/26 (4)	1,355	1,603
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/27 (4)	2,100	2,465
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/28 (4)	1,850	2,159
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/29 (4)	890	1,105
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/30 (4)	1,000	1,234
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/33 (4)	1,200	1,464
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/21	1,810	1,948

Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/23	2,190	2,522
Liberty CA Union High School District GO	4.000%	8/1/30	750	892
Liberty CA Union High School District GO	4.000%	8/1/31	565	663
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	4.000%	9/1/21	650	687
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	4.000%	9/1/22	450	488
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	4.000%	9/1/24	600	683
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/25	550	673
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/26 (4)	1,000	1,260
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/27 (4)	1,025	1,320
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/28 (4)	1,270	1,669
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/29 (4)	2,325	3,036
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/30 (4)	2,225	2,884
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/31 (4)	3,375	4,339
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	3.125%	9/1/33 (4)	2,500	2,699
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/33 (4)	1,625	2,063
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	3.250%	9/1/34 (4)	1,375	1,493
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	4.000%	9/1/23	450	500
5 Livermore Valley CA Joint Unified School District
GO	5.000%	8/1/21	1,000	1,044
5 Livermore Valley CA Joint Unified School District
GO	5.000%	8/1/22	1,075	1,160
5 Livermore Valley CA Joint Unified School District
GO	5.000%	8/1/23	1,155	1,286
5 Livermore Valley CA Joint Unified School District
GO	5.000%	8/1/24	1,240	1,424
5 Livermore Valley CA Joint Unified School District
GO	5.000%	8/1/25	1,180	1,392
Livermore Valley CA Joint Unified School District
GO	4.000%	8/1/30	435	509
Livermore Valley CA Joint Unified School District
GO	4.000%	8/1/32	350	404
Livermore Valley CA Joint Unified School District
GO	4.000%	8/1/34	650	745
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/29	500	645
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/31	575	734
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/32	700	890
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/33	700	888

Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/35	600	756
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/19 (4)	400	400
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/22 (4)	1,000	1,118
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/25 (4)	1,335	1,641
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/28 (4)	1,330	1,757
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/29 (4)	650	850
Lodi CA Unified School District GO	4.000%	8/1/36	4,120	4,734
Lodi CA Unified School District GO	4.000%	8/1/37	2,700	3,091
Long Beach CA Community College District GO	0.000%	6/1/29 (ETM)	960	824
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	5,420	4,531
Long Beach CA Community College District GO	4.000%	8/1/31	1,230	1,445
Long Beach CA Community College District GO	4.000%	8/1/33	760	887
Long Beach CA Community College District GO	4.000%	8/1/34	600	698
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	525	529
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,330	3,486
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/21	500	541
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/22	260	290
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	8,060	9,428
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/30	1,175	1,586
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/32	2,700	3,722
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/35	560	763
2 Long Beach CA Finance Authority Natural Gas
Purchase Revenue, 67% of 3M USD LIBOR +
1.410%	2.856%	11/15/25	16,845	17,091
2 Long Beach CA Finance Authority Natural Gas
Purchase Revenue, 67% of 3M USD LIBOR +
1.430%	2.876%	11/15/26	10,025	10,172
Long Beach CA Harbor Revenue	5.000%	5/15/33	1,000	1,205
Long Beach CA Harbor Revenue	5.000%	5/15/34	2,000	2,403
Long Beach CA Harbor Revenue	5.000%	5/15/35	2,825	3,380
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	1,450	1,312
Long Beach CA Unified School District GO	0.000%	8/1/27	2,500	2,109
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,560
5 Long Beach CA Unified School District GO	3.000%	8/1/34	550	591
5 Long Beach CA Unified School District GO	3.000%	8/1/35	1,140	1,220
5 Long Beach CA Unified School District GO	3.000%	8/1/36	2,080	2,219
5 Long Beach CA Unified School District GO	3.000%	8/1/39	2,840	2,988
5 Long Beach CA Unified School District GO	3.000%	8/1/40	3,105	3,246
Los Alamitos CA Unified School District No. 1
GO	3.000%	8/1/36	1,145	1,205
Los Alamitos CA Unified School District No. 1
GO	3.000%	8/1/37	1,260	1,321
Los Angeles CA Community College District GO	4.000%	8/1/20	1,000	1,028

Los Angeles CA Community College District GO	4.000%	8/1/21	555	588
Los Angeles CA Community College District GO	5.000%	8/1/22	3,145	3,519
Los Angeles CA Community College District GO	5.000%	8/1/24	4,895	5,866
Los Angeles CA Community College District GO	5.000%	8/1/25	10,940	13,539
Los Angeles CA Community College District GO	5.000%	8/1/28	37,345	44,455
Los Angeles CA Community College District GO	5.000%	8/1/29	15,900	18,877
Los Angeles CA Community College District GO	4.000%	8/1/30	9,045	10,985
Los Angeles CA Community College District GO	4.000%	8/1/30	4,045	4,603
Los Angeles CA Community College District GO	4.000%	8/1/30	1,000	1,111
Los Angeles CA Community College District GO	5.000%	8/1/30	8,785	10,407
Los Angeles CA Community College District GO	4.000%	8/1/31	6,145	6,794
Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	10,292
Los Angeles CA Community College District GO	4.000%	8/1/31	4,320	4,883
Los Angeles CA Community College District GO	5.000%	8/1/31	42,695	50,487
Los Angeles CA Community College District GO	4.000%	8/1/32	2,925	3,477
Los Angeles CA Community College District GO	4.000%	8/1/32	5,205	5,862
Los Angeles CA Community College District GO	4.000%	8/1/32	14,500	16,331
Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,276
Los Angeles CA Community College District GO	4.000%	8/1/33	19,215	21,592
Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	4,116
Los Angeles CA Community College District GO	4.000%	8/1/35	4,000	4,669
Los Angeles CA Community College District GO	4.000%	8/1/36	4,900	5,685
Los Angeles CA Community College District GO	5.000%	8/1/36	8,840	10,859
Los Angeles CA Community College District GO	4.000%	8/1/37	6,500	7,519
Los Angeles CA Community College District GO	4.000%	8/1/37	1,025	1,165
Los Angeles CA Community College District GO	4.000%	8/1/37	10,000	10,922
1 Los Angeles CA Community College District GO
TOB VRDO	1.350%	9/9/19 (Prere.)	15,940	15,940
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/23	870	1,002
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/24	1,000	1,189
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/25	1,500	1,779
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/26	1,200	1,416
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/27	2,000	2,352
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,035	1,147
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,572
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,000	1,147
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	1,882
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,660
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,345	1,647
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,500	5,654

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	1,535	1,878
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	2,020	2,465
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	2,000	2,438
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	10,300
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,507
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,115	1,267
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	10,300
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	1,886
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,200	1,360
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	675	865
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,190	1,345
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,700	1,918
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,510	1,702
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,800	2,264
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,135	4,655
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	1,955	2,451
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,750	5,675
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,850	2,310
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,382
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/36	2,270	2,825
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/36	2,750	3,539
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/37	2,500	3,101
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/37	3,000	3,842
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	3,120	3,979
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/39	2,500	3,178
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.330%	9/9/19	4,700	4,700
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/21 (Prere.)	140	150
Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/22	1,030	1,120

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	1,060	1,182
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	9,985	10,730
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	2,630	2,933
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	5,605	6,253
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	1,020	1,218
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	3,025	3,615
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	10,100	11,457
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	520	641
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	1,395	1,722
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,500	1,673
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	750	937
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,755	2,196
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	6,060	7,583
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	4,800	5,443
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	8,030	9,666
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,500	1,752
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	10,000	11,641
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	2,065	2,443
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	965	1,192
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	15,035	17,218
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	7,000	8,127
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	10,010	12,687
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	2,625	3,411
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	2,500	2,947
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	4,690	5,546
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	14,250	16,314
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,000	8,019
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,730	7,810

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	2,190	2,829
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	3,300	3,889
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,080	7,178
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,500	8,964
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,000	5,720
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,000	1,289
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,590	1,952
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,525	6,799
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	16,480	19,668
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	1,510	1,938
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,000	2,349
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	5,305	6,241
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	12,005	14,098
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	35,250	42,030
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	4,500	5,525
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	20,755	26,968
5 Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,230	2,926
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,000	2,559
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,520	1,858
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,250	2,756
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	6,510	8,433
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,750	2,287
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	4,000	5,008
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	20,525	26,159
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,545	1,880
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,050	1,278
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	3,050	3,934
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,455	1,775

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	5,000	6,231
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	25,260	32,028
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	5,000	6,302
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,460	1,880
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.500%	9/9/19	14,485	14,485
Los Angeles CA Department of Water & Power
Revenue VRDO	1.150%	9/3/19	2,780	2,780
Los Angeles CA Department of Water & Power
Revenue VRDO	1.160%	9/3/19	10,170	10,170
Los Angeles CA Department of Water & Power
Revenue VRDO	1.180%	9/3/19	8,300	8,300
Los Angeles CA Department of Water & Power
Revenue VRDO	1.120%	9/9/19	750	750
Los Angeles CA Department of Water & Power
System Revenue	5.000%	7/1/35	38,460	45,768
Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,850	6,334
Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,850	6,334
Los Angeles CA GO	5.000%	9/1/22	10,010	10,826
Los Angeles CA Harbor Department Revenue	5.000%	8/1/20	500	519
Los Angeles CA Harbor Department Revenue	5.000%	8/1/21	750	809
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,089
Los Angeles CA Harbor Department Revenue	5.000%	8/1/30	4,045	5,060
Los Angeles CA Harbor Department Revenue	5.000%	8/1/31	2,560	3,183
Los Angeles CA Harbor Department Revenue	5.000%	8/1/32	4,300	5,327
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	3,515	4,347
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	2,560	3,016
Los Angeles CA Harbor Department Revenue	4.000%	8/1/34	3,000	3,429
Los Angeles CA Harbor Department Revenue	4.000%	8/1/35	2,685	3,047
Los Angeles CA Harbor Department Revenue	5.000%	8/1/35	1,925	2,260
Los Angeles CA Harbor Department Revenue	4.000%	8/1/36	2,520	2,850
Los Angeles CA Harbor Department Revenue	5.000%	8/1/36	1,985	2,324
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	4.000%	7/1/32	8,140	9,144
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	4.000%	7/1/33	8,465	9,492
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/36	6,410	8,281
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/37	6,190	7,959
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/38	7,725	9,893
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/24	6,275	7,553
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/25	140	165
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	5,000	6,209
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	8,140	10,108
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	1,860	2,196

Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	3,095	3,944
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	10,210	12,037
5 Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	4,125	5,244
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	10,720	12,617
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	2,865	3,372
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/28	8,255	9,699
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/28	2,645	3,108
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	9,805	12,379
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	2,565	3,006
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	2,500	2,919
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	10,410	11,976
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	5,880	6,703
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/34	3,055	3,577
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	28,255	32,131
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/35	2,380	2,784
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/36	6,380	7,238
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/36	9,350	11,473
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/36	2,725	3,184
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/37	5,000	5,836
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/38	4,000	4,665
Los Angeles CA TRAN	5.000%	6/25/20	25,000	25,803
Los Angeles CA Unified School District GO	4.000%	7/1/21	1,000	1,054
Los Angeles CA Unified School District GO	5.000%	7/1/21	10,000	10,716
Los Angeles CA Unified School District GO	5.000%	7/1/21	2,940	3,150
Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,682
Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,191
Los Angeles CA Unified School District GO	4.000%	7/1/22	18,320	19,827
Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	14,431
Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,663
Los Angeles CA Unified School District GO	4.000%	7/1/23	425	472
Los Angeles CA Unified School District GO	5.000%	7/1/23	6,905	7,925
Los Angeles CA Unified School District GO	5.000%	7/1/23	7,275	8,349
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,860	4,430
Los Angeles CA Unified School District GO	5.000%	7/1/23	7,185	8,246
Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	10,240
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	15,525
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,430	3,674

Los Angeles CA Unified School District GO	5.000%	7/1/24	17,285	20,477
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,739
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,329
Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	13,031
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,010	4,296
Los Angeles CA Unified School District GO	5.000%	7/1/24	15	18
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,784
Los Angeles CA Unified School District GO	5.000%	7/1/25	21,505	26,243
Los Angeles CA Unified School District GO	5.000%	7/1/25	6,010	6,437
Los Angeles CA Unified School District GO	5.000%	7/1/25	505	597
Los Angeles CA Unified School District GO	5.000%	7/1/26	15,720	19,689
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,677
Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	32,408
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,284
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,304
Los Angeles CA Unified School District GO	5.000%	7/1/28	34,670	40,750
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,781
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,025	5,195
Los Angeles CA Unified School District GO	5.000%	7/1/29	34,760	40,785
Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,671
Los Angeles CA Unified School District GO	5.000%	7/1/30	24,615	28,844
Los Angeles CA Unified School District GO	5.000%	7/1/30	3,015	3,218
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,396
Los Angeles CA Unified School District GO	5.000%	7/1/31	3,000	3,201
Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,415
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	1,840	1,897
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	2,110	2,261
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22	2,750	3,059
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	1,760	2,028
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,090	14,541
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	11,083
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,420	6,193
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,422
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	19,311
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,525	1,839
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	4,500	5,428
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	5,000	6,031
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	2,355	2,973
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	5,000	5,699
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,840	3,575
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,985	3,758
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	4,500	5,124
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	3,000	3,762
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	6,250	7,838
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	7,000	8,748
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	3,675	4,593
5 Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	4,050	5,157
Los Angeles County CA Facilities Inc. Lease
Revenue	5.000%	12/1/36	1,440	1,835
Los Angeles County CA Facilities Inc. Lease
Revenue	5.000%	12/1/37	1,335	1,696
1 Los Angeles County CA Facilities Inc. Lease
Revenue TOB VRDO	1.400%	9/9/19	2,250	2,250
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/25	1,045	1,287

Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/26	2,000	2,460
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21 (Prere.)	10,015	10,775
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,055	3,286
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,095	5,683
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,399
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,776
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,479
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	6,393
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/33	8,585	9,818
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	7,480
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	6,362
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	8,985	10,257
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	12,437
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	6,332
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	31,266
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	12,308
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	6,307
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	26,674
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	21,735	27,303
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21	2,440	2,662
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/22	1,155	1,290
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22	1,275	1,442
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/23	1,500	1,675
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/24	1,515	1,692
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24	1,325	1,601
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/25	1,325	1,479
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25	970	1,207
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/30	2,500	2,774

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/30	1,000	1,345
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/30	780	1,049
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	3,000	3,321
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/31	1,700	2,273
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/31	820	1,096
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/32	4,690	6,235
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/32	865	1,150
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/33	6,190	7,543
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/33	2,000	2,649
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/33	910	1,205
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/34	2,000	2,640
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/34	955	1,260
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/35	2,000	2,631
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/35	1,005	1,322
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/36	1,990	2,605
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/36	1,055	1,381
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/37	3,745	4,885
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/37	1,110	1,448
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/38	3,925	5,106
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/38	1,165	1,515
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/39	4,325	5,611
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/39	1,225	1,589
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/40	8,770	11,330
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/40	1,290	1,667
1 Los Angeles County CA Public Works Financing
Authority Lease Revenue TOB VRDO	1.380%	9/9/19	2,750	2,750
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/21	1,670	1,795

Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/22	4,555	5,082
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/23	2,105	2,430
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/24	2,215	2,548
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/19	730	732
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	1,000	1,045
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/29	1,370	1,672
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/30	3,060	3,706
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/31	4,300	5,206
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/32	7,225	8,712
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/33	8,350	10,040
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/34	7,100	8,508
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	3,790	4,532
Los Angeles County CA School District GO	5.000%	7/1/31 (15)	15,775	20,211
Los Angeles County CA School District GO	5.000%	7/1/32 (15)	3,000	3,835
Los Angeles County CA School District GO	5.000%	7/1/33 (15)	5,080	6,475
Los Angeles County CA School District GO	5.000%	7/1/34 (15)	10,000	12,707
Los Angeles County CA School District GO	5.000%	7/1/35 (15)	10,000	12,671
Los Angeles County CA School District GO	5.000%	7/1/36 (15)	5,600	7,077
Los Angeles County CA School District GO	5.000%	7/1/37 (15)	5,870	7,396
Los Angeles County CA School District GO	5.000%	7/1/38 (15)	5,120	6,426
Los Angeles County CA Unified School District
GO	5.000%	7/1/21	12,500	13,395
Los Angeles County CA Unified School District
GO	5.000%	7/1/30	1,150	1,424
Los Angeles County CA Unified School District
GO	5.000%	7/1/30	9,750	12,943
Los Angeles County CA Unified School District
GO	5.000%	7/1/31	10,060	13,278
Los Angeles County CA Unified School District
GO	3.000%	1/1/34	17,750	18,866
Los Rios CA Community College District GO	5.000%	8/1/24	500	598
Los Rios CA Community College District GO	5.000%	8/1/25	500	617
Los Rios CA Community College District GO	5.000%	8/1/26	1,410	1,789
Los Rios CA Community College District GO	5.000%	8/1/27	1,100	1,432
Los Rios CA Community College District GO	5.000%	8/1/30	1,140	1,466
Los Rios CA Community College District GO	4.000%	8/1/31	3,070	3,632
Los Rios CA Community College District GO	4.000%	8/1/32	3,135	3,696
Los Rios CA Community College District GO	4.000%	8/1/33	3,145	3,695
Los Rios CA Community College District GO	4.000%	8/1/33	1,010	1,104

Los Rios CA Community College District GO	4.000%	8/1/35	3,750	4,356
Los Rios CA Community College District GO	4.000%	8/1/35	250	290
Los Rios CA Community College District GO	4.000%	8/1/36	700	809
Los Rios CA Community College District GO	4.000%	8/1/37	525	604
Los Rios CA Community College District GO	4.000%	8/1/38	610	698
M-S-R California Energy Authority Revenue	7.000%	11/1/34	12,745	19,841
M-S-R California Energy Authority Revenue	7.000%	11/1/34	10,100	15,707
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,765	13,631
M-S-R California Energy Authority Revenue	6.500%	11/1/39	2,500	3,993
M-S-R California Public Power Agency Revenue
(San Juan Project)	5.000%	7/1/21	5,020	5,385
M-S-R California Public Power Agency Revenue
(San Juan Project)	5.000%	7/1/22	9,025	10,039
Manhattan Beach CA Unified School District GO	0.000%	9/1/26 (14)	2,160	1,943
Manteca CA Unified School District GO	5.000%	8/1/21	1,000	1,079
Manteca CA Unified School District GO	5.000%	8/1/22	1,000	1,118
Manteca CA Unified School District GO	5.000%	8/1/23	1,130	1,309
Marin CA Community College District GO	5.000%	8/1/23	550	638
Marin CA Community College District GO	5.000%	8/1/24	445	534
Marin CA Community College District GO	5.000%	8/1/25	605	750
Marin CA Community College District GO	4.000%	8/1/29	450	546
Marin CA Community College District GO	4.000%	8/1/30	800	962
Marin CA Community College District GO	4.000%	8/1/31	7,660	9,087
Marin CA Community College District GO	4.000%	8/1/32	1,000	1,153
Marin CA Community College District GO	4.000%	8/1/32	2,945	3,455
Marin CA Community College District GO	4.000%	8/1/33	1,900	2,221
Marin CA Community College District GO	4.000%	8/1/34	1,000	1,145
Marin CA Community College District GO	4.000%	8/1/34	3,030	3,527
Marin CA Community College District GO	4.000%	8/1/36	665	757
Marin CA Healthcare District GO	5.000%	8/1/28	435	532
Marin CA Healthcare District GO	5.000%	8/1/30	500	607
Marin CA Healthcare District GO	5.000%	8/1/31	1,000	1,209
Marin CA Healthcare District GO	5.000%	8/1/32	1,850	2,229
Marin CA Healthcare District GO	5.000%	8/1/33	1,350	1,635
Marin CA Healthcare District GO	5.000%	8/1/34	1,250	1,509
Marin CA Healthcare District GO	4.000%	8/1/35	1,750	1,957
Marina Coast Water District California Enterprise
Revenue	4.000%	6/1/22	1,090	1,183
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/21 (Prere.)	1,780	1,882
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/21 (Prere.)	2,730	2,886
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/21 (Prere.)	1,500	1,586
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/19	445	446
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/20	400	417
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/21 (4)	615	667
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/22 (4)	520	585

Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/26 (4)	1,000	1,229
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/27 (4)	1,250	1,533
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/29 (4)	400	486
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,780	2,988
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/23	1,055	1,219
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/24	3,575	4,272
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,490	4,310
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/26	3,325	4,098
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,150	2,388
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	3,585	3,945
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,497
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	12,168
Metropolitan Water District of Southern
California Revenue VRDO	1.150%	9/3/19	300	300
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/29	1,570	1,826
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/30	1,700	1,968
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,075
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,025	1,143
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,475	1,789
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,840	2,232
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/36	1,685	2,181
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/37	2,355	3,035
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/38	2,000	2,563
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/39	2,000	2,556
1 Montebello CA Unified School District GO TOB
VRDO	1.400%	9/9/19	4,800	4,800
Moreno Valley CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	8/1/29	1,200	1,537
Moreno Valley CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	8/1/32	1,020	1,278

Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	4.000%	9/1/21	615	645
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	4.000%	9/1/22	685	732
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	4.000%	9/1/23	735	797
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	4.000%	9/1/24	780	855
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/25	845	992
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/26	930	1,115
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,202
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,400
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,633
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/35	920	1,070
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,519
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	2,961
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	5,818
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,215
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,412
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	4,955
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,294
Morgan Hill CA Unified School District GO	4.000%	8/1/32	400	471
Morgan Hill CA Unified School District GO	4.000%	8/1/33	200	235
Morgan Hill CA Unified School District GO	4.000%	8/1/34	250	292
Morgan Hill CA Unified School District GO	4.000%	8/1/36	1,240	1,440
Morgan Hill CA Unified School District GO	4.000%	8/1/37	745	862
Mount Diablo CA Unified School District GO	5.000%	8/1/21	785	847
Mount San Antonio CA Community College
District GO	0.000%	8/1/25	2,000	1,840
Mount San Antonio CA Community College
District GO	5.000%	8/1/35	2,000	2,645
3 Mount San Antonio CA Community College
District GO, 5.875% coupon rate effective
8/1/2023	0.000%	8/1/28	3,000	3,302
Mount San Jacinto CA Community College
District GO	4.000%	8/1/37	3,290	3,836
Mount San Jacinto CA Community College
District GO	4.000%	8/1/38	1,400	1,628
Mountain View CA Los Altos Union High School
District GO	0.000%	8/1/26	3,500	3,186
Mountain View CA Shoreline Regional Park
Community Tax Allocation Revenue	5.000%	8/1/32 (4)	500	647
Mountain View CA Shoreline Regional Park
Community Tax Allocation Revenue	5.000%	8/1/34 (4)	350	451

Mountain View CA Shoreline Regional Park
Community Tax Allocation Revenue	5.000%	8/1/35 (4)	450	577
Mountain View CA Shoreline Regional Park
Community Tax Allocation Revenue	5.000%	8/1/37 (4)	1,220	1,555
Mountain View-Whisman CA School District
COP	4.000%	6/1/20	500	512
Mountain View-Whisman CA School District
COP	5.000%	6/1/21	285	306
Mountain View-Whisman CA School District
COP	5.000%	6/1/22	400	445
Mountain View-Whisman CA School District GO	5.000%	9/1/24	400	481
Mountain View-Whisman CA School District GO	5.000%	9/1/25	630	782
Mountain View-Whisman CA School District GO	5.000%	9/1/26	1,110	1,420
Murrieta Valley CA Unified School District GO	5.000%	9/1/19 (4)	575	575
Murrieta Valley CA Unified School District GO	5.000%	9/1/20 (4)	775	806
Murrieta Valley CA Unified School District GO	4.000%	9/1/21 (4)	250	265
Murrieta Valley CA Unified School District GO	5.000%	9/1/21 (4)	1,605	1,735
Murrieta Valley CA Unified School District GO	4.000%	9/1/22 (4)	320	349
Murrieta Valley CA Unified School District GO	4.000%	9/1/23 (4)	850	952
Murrieta Valley CA Unified School District GO	5.000%	9/1/23 (4)	1,460	1,693
Murrieta Valley CA Unified School District GO	4.000%	9/1/24 (4)	350	402
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	700	844
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	1,400	1,687
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	520	622
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	1,625	1,945
Murrieta Valley CA Unified School District GO	5.000%	9/1/27 (4)	465	554
Murrieta Valley CA Unified School District GO	5.000%	9/1/28 (4)	300	362
3 Napa Valley CA Community College District GO,
4.000% coupon rate effective 2/1/2021	0.000%	8/1/30	8,130	8,845
3 Napa Valley CA Community College District GO,
4.000% coupon rate effective 2/1/2021	0.000%	8/1/31	4,650	5,014
Napa Valley CA Unified School District GO	5.000%	8/1/31	205	254
Natomas CA Unified School District COP	4.000%	12/1/23 (15)	1,650	1,736
Natomas CA Unified School District COP	4.000%	12/1/24 (15)	1,720	1,809
Natomas CA Unified School District COP	4.000%	12/1/25 (15)	1,790	1,882
Natomas CA Unified School District COP	4.000%	12/1/26 (15)	1,865	1,959
Natomas CA Unified School District COP	4.000%	12/1/27 (15)	1,940	2,035
Natomas CA Unified School District COP	4.000%	12/1/28 (15)	2,020	2,116
Natomas CA Unified School District COP	4.000%	12/1/29 (15)	2,100	2,198
Natomas CA Unified School District COP	4.000%	12/1/30 (15)	2,185	2,282
Natomas CA Unified School District COP	4.000%	12/1/31 (15)	2,275	2,373
Natomas CA Unified School District COP	4.000%	12/1/32 (15)	2,365	2,465
Nevada CA Union High School District GO	4.000%	8/1/32	1,320	1,558
Nevada CA Union High School District GO	4.000%	8/1/33	1,410	1,660
Nevada CA Union High School District GO	4.000%	8/1/34	580	681
New Haven CA Unified School District GO	5.000%	8/1/26	4,535	5,724
New Haven CA Unified School District GO	5.000%	8/1/27	1,335	1,677
Newark CA Unified School District GO	0.000%	8/1/26 (4)	3,300	2,941
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	5,717
5 Newport Mesa CA Unified School District GO	5.000%	8/1/22	1,815	1,962
5 Newport Mesa CA Unified School District GO	5.000%	8/1/23	2,510	2,800
5 Newport Mesa CA Unified School District GO	5.000%	8/1/25	1,500	1,774
5 Newport Mesa CA Unified School District GO	5.000%	8/1/26	1,175	1,427
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,625	3,911
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	2,474
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	1,201

Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	10,907
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	4.000%	9/1/20	845	870
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	4.000%	9/1/21	1,055	1,115
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/22	970	1,078
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/23	1,270	1,455
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/24	1,380	1,624
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/25	500	602
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/26	1,620	2,001
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/27	1,755	2,213
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/28 (15)	750	953
North Orange County CA Community College
District GO	4.000%	8/1/33	375	457
North Orange County CA Community College
District GO	3.000%	8/1/38	1,805	1,890
North Orange County CA Community College
District GO	3.000%	8/1/39	2,165	2,258
North Orange County CA Community College
District GO	3.000%	8/1/40	2,200	2,287
Northern California Energy Authority Commodity
Supply Revenue PUT	4.000%	7/1/24	66,500	73,403
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,017
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,541
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,322
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,776
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,769
Northern California Transmission Agency
Revenue	5.000%	5/1/20	250	257
Northern California Transmission Agency
Revenue	5.000%	5/1/21	245	262
Northern California Transmission Agency
Revenue	5.000%	5/1/22	200	222
Northern California Transmission Agency
Revenue	5.000%	5/1/23	385	442
Northern California Transmission Agency
Revenue	5.000%	5/1/24	695	824
Northern California Transmission Agency
Revenue	5.000%	5/1/25	2,030	2,484
Northern California Transmission Agency
Revenue	5.000%	5/1/27	1,285	1,616
Northern California Transmission Agency
Revenue	5.000%	5/1/28	1,090	1,365
Northern California Transmission Agency
Revenue	5.000%	5/1/29	1,725	2,150

Northern California Transmission Agency
Revenue	5.000%	5/1/31	1,385	1,704
Northern California Transmission Agency
Revenue	5.000%	5/1/32	2,525	3,093
Northern California Transmission Agency
Revenue	5.000%	5/1/33	4,285	5,233
Northern California Transmission Agency
Revenue	5.000%	5/1/34	3,285	3,993
Northern California Transmission Agency
Revenue	5.000%	5/1/36	5,000	6,036
Northern California Transmission Agency
Revenue	5.000%	5/1/37	3,500	4,212
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/19	2,085	1,548
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/20	2,330	1,730
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/21	1,215	902
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/22	1,355	1,006
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/23	1,495	1,110
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/26	240	277
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/27	350	403
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/29	455	522
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/30	415	475
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/33	350	399
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/34	400	457
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/35	300	343
Oakland CA GO	5.000%	1/15/23	5,650	6,418
Oakland CA GO	5.000%	1/15/31	3,000	3,155
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,229
Oakland CA Unified School District Alameda
County GO	5.000%	8/1/21	200	215
Oakland CA Unified School District GO	5.000%	8/1/20	2,525	2,615
Oakland CA Unified School District GO	5.000%	8/1/20	5,030	5,209
Oakland CA Unified School District GO	5.000%	8/1/21	1,600	1,717
Oakland CA Unified School District GO	5.000%	8/1/21 (4)	3,195	3,432
Oakland CA Unified School District GO	6.250%	8/1/21 (Prere.)	2,000	2,204
Oakland CA Unified School District GO	5.000%	8/1/22	1,300	1,444
Oakland CA Unified School District GO	5.000%	8/1/22 (4)	2,325	2,589
Oakland CA Unified School District GO	5.000%	8/1/23	3,265	3,747
Oakland CA Unified School District GO	5.500%	8/1/23	1,000	1,143
Oakland CA Unified School District GO	4.000%	8/1/24	600	682
Oakland CA Unified School District GO	5.000%	8/1/24	1,275	1,510
Oakland CA Unified School District GO	5.000%	8/1/24	1,000	1,184
Oakland CA Unified School District GO	5.000%	8/1/24	1,375	1,628
Oakland CA Unified School District GO	4.000%	8/1/25	175	203
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,175	2,665
Oakland CA Unified School District GO	5.000%	8/1/26	1,035	1,259
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	1,320	1,606

Oakland CA Unified School District GO	5.000%	8/1/27	1,295	1,570
Oakland CA Unified School District GO	5.000%	8/1/27 (4)	1,160	1,414
Oakland CA Unified School District GO	5.000%	8/1/27 (4)	1,965	2,525
Oakland CA Unified School District GO	5.000%	8/1/28	1,000	1,209
Oakland CA Unified School District GO	5.000%	8/1/28 (4)	1,230	1,495
Oakland CA Unified School District GO	5.000%	8/1/28 (4)	1,210	1,547
5 Oakland CA Unified School District GO	5.000%	8/1/28	6,000	7,428
Oakland CA Unified School District GO	5.000%	8/1/29	1,000	1,206
Oakland CA Unified School District GO	5.000%	8/1/29 (4)	2,060	2,622
Oakland CA Unified School District GO	5.000%	8/1/30 (4)	2,025	2,561
5 Oakland CA Unified School District GO	5.000%	8/1/30	100	123
Oakland CA Unified School District GO	5.000%	8/1/31	480	599
Oakland CA Unified School District GO	5.000%	8/1/31	2,350	2,810
Oakland CA Unified School District GO	5.000%	8/1/31 (4)	1,500	1,886
Oakland CA Unified School District GO	5.000%	8/1/32	2,615	3,120
Oakland CA Unified School District GO	5.000%	8/1/32 (4)	1,610	2,017
Oakland CA Unified School District GO	5.000%	8/1/33	1,200	1,490
Oakland CA Unified School District GO	5.000%	8/1/33	1,245	1,482
Oakland CA Unified School District GO	4.000%	8/1/34 (4)	4,500	5,170
Oakland CA Unified School District GO	5.000%	8/1/34	2,500	2,967
Oakland CA Unified School District GO	4.000%	8/1/35 (4)	5,210	5,969
Oakland CA Unified School District GO	4.000%	8/1/36 (4)	7,970	9,102
Oakland CA Unified School District GO	4.000%	8/1/37 (4)	2,750	3,129
Oceanside CA Unified School District GO	4.000%	8/1/33 (15)	3,500	3,896
Ohlone CA Community College District GO	5.000%	8/1/21 (Prere.)	1,770	1,911
Ohlone CA Community College District GO	5.000%	8/1/22	760	850
Ohlone CA Community College District GO	4.000%	8/1/34	3,900	4,486
Ohlone CA Community College District GO	4.000%	8/1/35	4,290	4,910
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/27	1,285	1,488
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/28	1,765	2,039
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/29	2,280	2,627
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/30	1,400	1,608
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/31	2,525	2,910
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/32	2,660	3,068
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/33	2,205	2,542
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/21	1,200	1,293
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/22	1,230	1,350
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/22	1,260	1,406
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/23	1,290	1,462
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/23	1,320	1,521

Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/36	2,860	3,751
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/37	6,860	8,954
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/39	3,825	4,949
Orange County CA Sanitation District
Wastewater Revenue	5.000%	2/1/30	9,925	11,825
Orange County CA Sanitation District
Wastewater Revenue	4.000%	2/1/32	5,690	6,043
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/22	1,050	1,177
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/27	2,525	2,911
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/28	2,545	2,927
Orange County CA Water District COP	2.000%	8/15/23	27,720	28,665
Orange County CA Water District Revenue	5.000%	8/15/33	8,000	9,158
Oxnard CA Union High School District GO	4.000%	8/1/23	210	235
Oxnard CA Union High School District GO	4.000%	8/1/24	200	230
Oxnard CA Union High School District GO	4.000%	8/1/25	300	354
Oxnard CA Union High School District GO	5.000%	8/1/26	850	1,082
Oxnard CA Union High School District GO	5.000%	8/1/27	750	978
Oxnard CA Union High School District GO	5.000%	8/1/28	500	648
Oxnard CA Union High School District GO	5.000%	8/1/29	850	1,097
Oxnard CA Union High School District GO	4.000%	8/1/30	2,000	2,355
Oxnard CA Union High School District GO	4.000%	8/1/31	750	879
Oxnard CA Union High School District GO	4.000%	8/1/32	1,000	1,168
Pajaro Valley CA Unified School District GO	4.000%	8/1/33	225	263
Pajaro Valley CA Unified School District GO	4.000%	8/1/34	250	291
Pajaro Valley CA Unified School District GO	4.000%	8/1/35	300	345
Pajaro Valley CA Unified School District GO	4.000%	8/1/36	250	287
Pajaro Valley CA Unified School District GO	5.000%	8/1/38	1,155	1,422
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/21 (15)	440	477
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/24 (15)	1,050	1,264
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,242
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/26 (15)	1,100	1,407
Palm Springs CA Unified School District GO	5.000%	8/1/22	1,565	1,748
Palm Springs CA Unified School District GO	5.000%	8/1/25	4,775	5,888
Palm Springs CA Unified School District GO	5.000%	8/1/26	5,800	7,360
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,071
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,605
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,603
Palm Springs CA Unified School District GO	4.000%	8/1/31	4,160	4,652
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,608
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/20	450	468
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/21	350	377
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/22	615	687
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/23	400	461

Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/24	725	861
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	740	905
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	550	672
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	630	793
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	650	818
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/27	430	539
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,695
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,592
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31	415	513
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,768
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/33	750	922
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34 (14)	2,000	2,452
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34	500	613
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/19	1,000	1,000
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	257
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	423
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,114
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	14,952
Palomar CA Community College District GO	5.000%	8/1/30	520	669
Palomar CA Community College District GO	5.000%	8/1/31	400	511
Palomar CA Community College District GO	5.000%	8/1/32	300	381
Palomar CA Community College District GO	4.000%	8/1/33	2,140	2,410
Palomar CA Community College District GO	5.000%	8/1/33	2,805	3,555
Palomar CA Community College District GO	4.000%	8/1/34	2,390	2,685
Palomar CA Community College District GO	5.000%	8/1/35	2,485	3,125
Palomar Pomerado Health California COP	6.625%	11/1/19 (Prere.)	5,000	5,044
Palomar Pomerado Health California COP	5.000%	11/1/21	560	599
Palomar Pomerado Health California COP	5.000%	11/1/23	600	678
Palomar Pomerado Health California COP	5.000%	11/1/24	665	771
Palomar Pomerado Health California COP	5.000%	11/1/26	445	539
Palomar Pomerado Health California COP	5.000%	11/1/27	750	923
Palomar Pomerado Health California COP	0.000%	8/1/28 (12)	500	418
Palomar Pomerado Health California COP	5.000%	11/1/32	4,550	5,425
Palomar Pomerado Health California COP	4.000%	8/1/36	5,000	5,579
Palomar Pomerado Health California COP	4.000%	8/1/37	4,190	4,657
Palomar Pomerado Health California GO	0.000%	8/1/21 (14)	1,400	1,362
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	7,190	6,869
Palomar Pomerado Health California GO	0.000%	8/1/24 (12)	5,130	4,727
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,250	1,101
Palomar Pomerado Health California GO	0.000%	8/1/27 (12)	3,095	2,656

Palomar Pomerado Health California GO	0.000%	8/1/27 (14)	16,165	13,765
Palomar Pomerado Health California GO	5.000%	8/1/28	1,640	2,012
Palomar Pomerado Health California GO	5.000%	8/1/28	7,460	9,153
Palomar Pomerado Health California GO	0.000%	8/1/29 (12)	4,395	3,567
Palomar Pomerado Health California GO	5.000%	8/1/29	875	1,070
Palomar Pomerado Health California GO	5.000%	8/1/29	4,250	5,195
Palomar Pomerado Health California GO	4.000%	8/1/30	1,010	1,164
Palomar Pomerado Health California GO	5.000%	8/1/30	1,130	1,375
Palomar Pomerado Health California GO	4.000%	8/1/31	1,215	1,394
Palomar Pomerado Health California GO	5.000%	8/1/31	800	968
Palomar Pomerado Health California GO	4.000%	8/1/32	4,900	5,603
Palomar Pomerado Health California GO	5.000%	8/1/33	1,270	1,528
Palomar Pomerado Health California GO	0.000%	8/1/35	595	381
Palomar Pomerado Health California GO	7.000%	8/1/38 (12)	3,000	4,225
Palomar Pomerado Health California Revenue	4.000%	11/1/19	1,250	1,254
Palomar Pomerado Health California Revenue	5.000%	11/1/20	1,125	1,167
Palomar Pomerado Health California Revenue	5.000%	11/1/21	1,375	1,470
Palomar Pomerado Health California Revenue	5.000%	11/1/23	2,410	2,723
Palomar Pomerado Health California Revenue	5.000%	11/1/24	2,390	2,772
Palomar Pomerado Health California Revenue	5.000%	11/1/25	2,250	2,672
Palomar Pomerado Health California Revenue	5.000%	11/1/26	1,875	2,271
Palomar Pomerado Health California Revenue	5.000%	11/1/28	345	414
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/21 (4)	1,455	1,566
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/22 (4)	2,965	3,300
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/23 (4)	2,485	2,855
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	6,050	4,993
Pasadena CA Unified School District GO	5.000%	8/1/23	905	1,048
Pasadena CA Unified School District GO	5.000%	8/1/24	1,085	1,301
Pasadena CA Unified School District GO	5.000%	8/1/25	750	928
Pasadena CA Unified School District GO	5.000%	8/1/25	1,000	1,238
Pasadena CA Unified School District GO	5.000%	8/1/26	510	650
Pasadena CA Unified School District GO	5.000%	8/1/26	1,015	1,293
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	4,083
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,657
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,207
Pasadena CA Unified School District GO	4.000%	8/1/32	1,115	1,280
Peninsula Corridor CA Joint Powers Board
Farebox Revenue	5.000%	10/1/35	750	974
Peninsula Corridor CA Joint Powers Board
Farebox Revenue	5.000%	10/1/36	1,000	1,291
Peninsula Corridor CA Joint Powers Board
Farebox Revenue	5.000%	10/1/37	1,000	1,286
Peninsula Corridor CA Joint Powers Board
Farebox Revenue	5.000%	10/1/38	600	767
Peralta CA Community College District Revenue	5.000%	8/1/23	1,000	1,154
Peralta CA Community College District Revenue	5.000%	8/1/25	270	332
Peralta CA Community College District Revenue	4.000%	8/1/26	1,500	1,757
Peralta CA Community College District Revenue	5.000%	8/1/27	890	1,089
Peralta CA Community College District Revenue	5.000%	8/1/28	2,455	2,997

Peralta CA Community College District Revenue	5.000%	8/1/29	2,985	3,633
Peralta CA Community College District Revenue	5.000%	8/1/30	2,260	2,740
Peralta CA Community College District Revenue	5.000%	8/1/31	1,550	1,872
Peralta CA Community College District Revenue	5.000%	8/1/32	4,340	5,229
Peralta CA Community College District Revenue	5.000%	8/1/34	3,000	3,611
Perris CA Union High School District GO	4.000%	9/1/35 (4)	1,730	2,068
Perris CA Union High School District GO	4.000%	9/1/36 (4)	1,845	2,194
Perris CA Union High School District GO	4.000%	9/1/37 (4)	2,190	2,595
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/19 (4)	6,300	6,300
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/20 (2)	2,460	2,431
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/20 (4)	11,880	12,347
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/21 (4)	2,000	2,151
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/25 (2)	2,965	2,676
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/25 (4)	855	1,015
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/26 (4)	900	1,062
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/27 (4)	1,220	1,434
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/28 (4)	1,285	1,507
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/29 (2)	355	288
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/29 (4)	1,350	1,579
Pittsburg CA Water Revenue	4.000%	8/1/21	500	530
Pittsburg CA Water Revenue	5.000%	8/1/22	250	280
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/20 (4)	325	339
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/21	775	836
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/21 (4)	300	324
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/22	1,325	1,482
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/22 (4)	385	431
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/23	2,540	2,945
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/23 (4)	500	578

Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/24	1,065	1,277
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/25	1,785	2,209
Pleasanton CA Unified School District GO	4.000%	8/1/34	1,050	1,231
Pleasanton CA Unified School District GO	4.000%	8/1/35	1,000	1,163
Pleasanton CA Unified School District GO	4.000%	8/1/36	800	925
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	4,600	5,162
Pomona CA Unified School District GO	5.000%	8/1/22 (15)	440	491
Pomona CA Unified School District GO	5.000%	8/1/26 (15)	450	535
Pomona CA Unified School District GO	4.000%	8/1/32 (4)	1,175	1,344
Port of Oakland CA Revenue	5.000%	11/1/26	2,695	3,432
Port of Oakland CA Revenue	5.000%	11/1/27	1,250	1,625
Port of Oakland CA Revenue	5.000%	11/1/28	1,585	2,046
Port of Oakland CA Revenue	5.000%	11/1/29	950	1,219
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/22	2,225	2,478
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	3,535	4,009
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/23	3,325	3,834
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,370	1,704
Poway CA Unified School District GO	0.000%	8/1/20	3,280	3,245
Poway CA Unified School District GO	5.000%	8/1/26	5,125	5,502
Poway CA Unified School District GO	5.000%	8/1/27	1,625	1,921
Poway CA Unified School District GO	0.000%	8/1/28	9,070	7,817
Poway CA Unified School District GO	0.000%	8/1/31	1,360	1,075
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/19	980	980
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/20	610	635
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/21	1,000	1,061
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	320	346
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/22	855	933
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/22	455	509
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/22 (15)	715	802
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	475
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	1,565	1,753
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23 (15)	1,180	1,371
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,159
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24 (15)	1,000	1,201
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24	1,525	1,828
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25 (15)	775	961

Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25	1,640	2,024
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26	990	1,107
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26 (15)	1,000	1,235
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26	2,515	3,184
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/26	915	1,049
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	990	1,131
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29	1,190	1,323
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/29	1,000	1,135
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30	2,520	2,794
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	995	1,153
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,230	1,394
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/31	1,280	1,448
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	975	1,127
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,395	1,575
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/33	1,490	1,679
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/34	1,575	1,774
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/35	1,675	1,882
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/27 (4)	1,700	2,012
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/28 (4)	2,800	3,306
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/30 (4)	1,500	1,769
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/31 (4)	1,400	1,644
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/32 (4)	1,710	2,004
Rancho Santiago CA Community College
District GO	0.000%	9/1/30 (4)	1,000	816
Redding CA Electric System Revenue	5.000%	6/1/22	395	439
Redding CA Electric System Revenue	5.000%	6/1/22	1,100	1,223
Redding CA Electric System Revenue	5.000%	6/1/23	500	576
Redding CA Electric System Revenue	5.000%	6/1/23	800	922
Redding CA Electric System Revenue	5.000%	6/1/24	1,000	1,192
Redding CA Electric System Revenue	5.000%	6/1/24	750	895

Redding CA Electric System Revenue	5.000%	6/1/25	830	1,022
Redding CA Electric System Revenue	5.000%	6/1/25	730	899
Redding CA Electric System Revenue	5.000%	6/1/26	1,000	1,267
Redding CA Electric System Revenue	5.000%	6/1/27	1,350	1,757
Redding CA Electric System Revenue	5.000%	6/1/30	800	1,051
Redding CA Joint Powers Financing Authority
Electric System Revenue	4.000%	6/1/23	325	362
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/24	300	356
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/25	375	458
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/26	675	834
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/27	1,000	1,228
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/28	1,000	1,220
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/30	775	943
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/32	475	574
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	3,050
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,319
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30	1,285	1,658
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/32	470	598
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	515	654
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/37	3,250	4,069
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/20	335	350
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/21	535	580
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/22 (4)	600	673
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/24 (4)	600	718
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/25 (4)	1,000	1,229
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/26 (4)	750	945
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/27 (4)	1,000	1,286
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/28 (4)	1,125	1,478
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/29 (4)	1,600	2,139
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/31 (4)	1,000	1,319
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/34 (4)	3,000	3,914

Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/35 (4)	1,200	1,560
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/36 (4)	1,670	2,163
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/37 (4)	1,600	2,065
Richmond CA Joint Powers Financing Authority
Revenue (Point Potrero)	4.000%	5/1/20 (4)	1,500	1,529
Richmond CA Joint Powers Financing Authority
Revenue (Point Potrero)	4.000%	5/1/21 (4)	1,000	1,048
Richmond CA Joint Powers Financing Authority
Revenue (Point Potrero)	4.000%	5/1/22 (4)	1,750	1,883
Richmond CA Joint Powers Financing Authority
Revenue (Point Potrero)	5.000%	5/1/23 (4)	1,400	1,596
Richmond CA Joint Powers Financing Authority
Revenue (Point Potrero)	5.000%	5/1/24 (4)	1,000	1,177
Richmond CA Wastewater Revenue	5.000%	8/1/32	1,355	1,794
Richmond CA Wastewater Revenue	5.000%	8/1/33	1,060	1,398
Richmond CA Wastewater Revenue	4.000%	8/1/35	3,285	3,896
Richmond CA Wastewater Revenue	4.000%	8/1/37	2,000	2,356
Richmond CA Wastewater Revenue	5.000%	8/1/39	760	976
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/27	1,000	1,149
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,145
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,138
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,591
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,010	1,578
Riverside CA Community College District GO	0.000%	8/1/27	2,755	2,284
Riverside CA Community College District GO	0.000%	8/1/28	1,650	1,297
Riverside CA Community College District GO	5.000%	8/1/28	3,080	3,786
Riverside CA Electric Revenue	5.000%	10/1/30	975	1,306
Riverside CA Electric Revenue	5.000%	10/1/32	2,695	3,565
Riverside CA Electric Revenue	5.000%	10/1/33	3,250	4,281
Riverside CA Electric Revenue	5.000%	10/1/36	7,675	9,997
Riverside CA Electric Revenue	5.000%	10/1/37	4,750	6,161
Riverside CA Electric Revenue	5.000%	10/1/38	6,250	8,085
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/22	560	631
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/23	325	379
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/24	300	361
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/25	300	373
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/26	375	478
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/27	480	627
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/28	565	754
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/29	350	463
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/30	620	812

Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/31	600	780
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/32	550	710
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/33	635	815
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/34	650	831
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,403
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/36	845	1,074
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,502
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,231
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/31 (4)	2,930	3,452
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/32 (4)	3,075	3,622
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,238
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/33 (4)	1,230	1,446
1 Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue TOB VRDO	1.450%	9/9/19 (15)	5,000	5,000
Riverside CA Sewer Revenue	5.000%	8/1/20	1,685	1,748
Riverside CA Sewer Revenue	5.000%	8/1/21	2,000	2,156
Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,414
Riverside CA Sewer Revenue	5.000%	8/1/23	3,760	4,347
Riverside CA Sewer Revenue	5.000%	8/1/24	2,020	2,412
Riverside CA Sewer Revenue	5.000%	8/1/26	600	761
Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,373
Riverside CA Sewer Revenue	5.000%	8/1/30	2,680	3,537
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/19	1,220	1,220
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,331
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,564
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,719
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,786
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,889
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/25 (14)	6,835	6,211
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/28	500	605
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/30	1,070	1,268
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/32	1,150	1,349
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/35	1,930	2,229

Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/36	2,010	2,315
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/37	1,000	1,148
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/22	1,800	2,023
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/23	2,100	2,436
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,855	2,219
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/30	9,885	12,015
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	10,620	12,846
1 Riverside County CA Public Financing Authority
Lease Revenue TOB VRDO	1.400%	9/9/19 LOC	5,250	5,250
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	9/1/19	2,560	2,560
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/19	225	226
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/20	2,665	2,773
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/20	375	391
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/21 (4)	2,550	2,748
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/21	250	270
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/22 (4)	1,830	2,044
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/22	350	392
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/23 (4)	2,445	2,819
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/33 (15)	3,535	4,381
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/35 (15)	1,195	1,469
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/19 (4)	1,000	1,003
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/21 (4)	1,150	1,246
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/22 (4)	1,320	1,482
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/23 (4)	1,905	2,211
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/24 (4)	2,005	2,402
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/25 (4)	1,440	1,777
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,160	1,426
3 Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue, 5.000%
coupon rate effective 10/1/2021	0.000%	10/1/22 (15)	375	376

3 Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue, 5.000%
coupon rate effective 10/1/2021	0.000%	10/1/27 (15)	520	585
3 Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue, 5.000%
coupon rate effective 10/1/2021	0.000%	10/1/30 (15)	750	833
3 Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue, 5.000%
coupon rate effective 10/1/2021	0.000%	10/1/32 (15)	590	650
3 Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue, 5.000%
coupon rate effective 10/1/2021	0.000%	10/1/37 (15)	1,015	1,102
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	3,000	3,480
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	4,075	4,727
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	3,000	3,480
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	2,000	2,320
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/37	4,995	6,353
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/22	2,500	2,367
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/23	3,630	3,364
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/24	6,985	6,334
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/31	5,000	3,682
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/32	4,000	2,847
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/33	5,500	3,774
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/34	3,500	2,316
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	6,675
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	2,771
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/29	330	421
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	770	906
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	200	254
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/31	530	622
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	1,310	1,534
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	250	314
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	1,000	1,176
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	350	439
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	3,425	4,019

Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	250	312
Roseville CA Financing Authority Electric
System Revenue	4.000%	2/1/36	4,530	5,169
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/19	850	850
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/21	700	743
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/22	1,000	1,092
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/23	550	638
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/24	1,100	1,320
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/27	1,100	1,435
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/29	750	969
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/30 (4)	2,000	2,569
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/31 (4)	2,665	3,406
Roseville CA Joint Union High School District
GO	0.000%	8/1/23	275	260
Roseville CA Joint Union High School District
GO	0.000%	8/1/24	580	536
Roseville CA Joint Union High School District
GO	0.000%	8/1/25	555	503
Roseville CA Joint Union High School District
GO	0.000%	8/1/26	500	443
Roseville CA Joint Union High School District
GO	5.000%	8/1/27	185	238
Roseville CA Joint Union High School District
GO	0.000%	8/1/28	500	411
Roseville CA Joint Union High School District
GO	0.000%	8/1/29 (4)	3,215	2,690
Roseville CA Joint Union High School District
GO	0.000%	8/1/29	1,085	851
Roseville CA Joint Union High School District
GO	5.000%	8/1/29	200	255
Roseville CA Joint Union High School District
GO	0.000%	8/1/30	1,000	745
Roseville CA Joint Union High School District
GO	5.000%	8/1/30	300	380
Roseville CA Joint Union High School District
GO	0.000%	8/1/31	1,585	1,119
Roseville CA Joint Union High School District
GO	0.000%	8/1/31 (4)	6,815	5,305
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,170	2,206
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/24	865	991
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/27	420	517
Roseville CA Special Tax Revenue	5.000%	9/1/20	1,055	1,093
Roseville CA Special Tax Revenue	5.000%	9/1/21	500	535

Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/22 (15)	445	498
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/24 (15)	300	358
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/26 (15)	280	333
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/27 (15)	650	770
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/28 (15)	250	295
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/29 (15)	500	591
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/31 (15)	1,160	1,362
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/33 (15)	1,280	1,495
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/34 (15)	1,340	1,562
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/19	3,990	4,030
Sacramento CA City Financing Authority
Revenue	4.000%	12/1/20	3,700	3,845
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/20	2,000	2,103
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/32 (15)	1,300	1,579
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/33 (15)	1,725	2,088
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/25 (14)	5,000	4,432
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/27 (14)	15,815	13,154
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/31 (14)	5,000	3,592
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/34 (14)	3,990	2,576
Sacramento CA City Unified School District GO	5.000%	7/1/20 (4)	500	515
Sacramento CA City Unified School District GO	5.000%	7/1/21 (4)	600	639
Sacramento CA City Unified School District GO	5.000%	7/1/22 (4)	940	1,033
Sacramento CA City Unified School District GO	5.000%	7/1/22	230	252
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,295
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,079
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/20	1,405	1,453
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/21	2,625	2,835

Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/22	4,000	4,482
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/23	4,000	4,644
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	11,542
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	3,610	4,335
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	6,110
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	1,500	1,860
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	2,555	3,168
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	2,000	2,553
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	2,540	3,243
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	4,905	5,681
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,313
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	7,157
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	2,615	3,499
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	2,960	3,944
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/37	1,025	1,170
Sacramento CA Municipal Utility District
Revenue PUT	5.000%	10/17/23	7,500	8,569
Sacramento CA Municipal Utility District
Revenue PUT	5.000%	10/15/25	7,500	9,129
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	405	421
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	925	962
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	975	1,014
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	1,100	1,145
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	1,155	1,202
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/22	680	706
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/28	1,575	1,631
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/29	1,660	1,722
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/30	1,875	1,946
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/31	1,970	2,044
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/26	930	1,161

Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/27	1,025	1,311
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/28	2,000	2,608
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/29	1,315	1,710
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/30	1,165	1,501
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/31	2,000	2,563
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/32	1,395	1,779
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/33	1,235	1,571
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/34	1,485	1,880
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/35	2,000	2,524
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/37	2,405	3,011
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/38	1,290	1,609
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/23	525	600
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/24	425	500
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/25	450	545
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/26	500	620
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/27	1,535	1,946
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/28	1,605	2,080
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/29	1,695	2,188
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/30	1,775	2,277
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/31	1,865	2,380
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/32	500	635
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/34	2,145	2,708
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/35	650	817
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/36	1,200	1,505
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/37	1,040	1,300
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/38	1,375	1,712
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,496
Sacramento CA Unified School District GO	3.000%	8/1/20 (4)	1,000	1,016
Sacramento CA Unified School District GO	4.000%	8/1/21 (4)	1,000	1,051
Sacramento CA Unified School District GO	4.000%	8/1/22 (4)	750	804

Sacramento CA Unified School District GO	5.000%	8/1/23 (4)	1,575	1,789
Sacramento CA Unified School District GO	5.000%	8/1/27 (4)	345	413
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,711
Sacramento County CA Airport Revenue	5.000%	7/1/22	345	383
Sacramento County CA Airport Revenue	5.000%	7/1/22	1,000	1,112
Sacramento County CA Airport Revenue	5.000%	7/1/22	370	411
Sacramento County CA Airport Revenue	5.000%	7/1/22	380	422
Sacramento County CA Airport Revenue	5.000%	7/1/23	435	500
Sacramento County CA Airport Revenue	5.000%	7/1/23	1,000	1,150
Sacramento County CA Airport Revenue	5.000%	7/1/23	500	574
Sacramento County CA Airport Revenue	5.000%	7/1/23	345	396
Sacramento County CA Airport Revenue	5.000%	7/1/24	500	594
Sacramento County CA Airport Revenue	5.000%	7/1/24	1,000	1,187
Sacramento County CA Airport Revenue	5.000%	7/1/24	745	883
Sacramento County CA Airport Revenue	5.000%	7/1/24	245	290
Sacramento County CA Airport Revenue	5.000%	7/1/25	1,175	1,438
Sacramento County CA Airport Revenue	5.000%	7/1/25	805	985
Sacramento County CA Airport Revenue	5.000%	7/1/25	775	947
Sacramento County CA Airport Revenue	5.000%	7/1/25	1,100	1,344
Sacramento County CA Airport Revenue	5.000%	7/1/26	1,440	1,814
Sacramento County CA Airport Revenue	5.000%	7/1/26	1,225	1,543
Sacramento County CA Airport Revenue	5.000%	7/1/26	910	1,145
Sacramento County CA Airport Revenue	5.000%	7/1/26	1,080	1,358
Sacramento County CA Airport Revenue	5.000%	7/1/27	1,000	1,292
Sacramento County CA Airport Revenue	5.000%	7/1/27	1,815	2,340
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,290
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,410	1,861
Sacramento County CA Airport Revenue	5.000%	7/1/29	500	657
Sacramento County CA Airport Revenue	5.000%	7/1/29	500	657
Sacramento County CA Airport Revenue	5.000%	7/1/29	2,265	2,967
Sacramento County CA Airport Revenue	5.000%	7/1/30	5,240	5,408
Sacramento County CA Airport Revenue	5.000%	7/1/30	1,250	1,626
Sacramento County CA Airport Revenue	5.000%	7/1/30	1,250	1,626
Sacramento County CA Airport Revenue	5.000%	7/1/30	3,380	4,388
Sacramento County CA Airport Revenue	5.000%	7/1/31	500	646
Sacramento County CA Airport Revenue	5.000%	7/1/31	1,770	2,281
Sacramento County CA Airport Revenue	5.000%	7/1/32	1,175	1,507
Sacramento County CA Airport Revenue	5.000%	7/1/32	665	853
Sacramento County CA Airport Revenue	5.000%	7/1/32	1,510	1,932
Sacramento County CA Airport Revenue	5.000%	7/1/33	750	958
Sacramento County CA Airport Revenue	5.000%	7/1/35	1,000	1,211
Sacramento County CA Airport Revenue	5.000%	7/1/36	2,000	2,416
Sacramento County CA Airport Revenue	5.000%	7/1/36	1,250	1,582
Sacramento County CA Airport Revenue	5.000%	7/1/37	2,530	3,191
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30	2,000	2,361
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/34	5,260	6,146
San Bernardino CA City Unified School District
COP	5.000%	10/1/21 (4)	225	243
San Bernardino CA City Unified School District
COP	5.000%	10/1/22 (4)	225	252
San Bernardino CA City Unified School District
COP	5.000%	10/1/23 (4)	350	405
San Bernardino CA City Unified School District
COP	5.000%	10/1/24 (4)	470	560

San Bernardino CA City Unified School District
COP	5.000%	10/1/25 (4)	560	686
San Bernardino CA City Unified School District
COP	5.000%	10/1/26 (4)	890	1,119
San Bernardino CA City Unified School District
COP	5.000%	10/1/27 (4)	1,245	1,597
San Bernardino CA City Unified School District
COP	5.000%	10/1/28 (4)	2,315	3,026
San Bernardino CA City Unified School District
COP	5.000%	10/1/29 (4)	1,415	1,839
San Bernardino CA City Unified School District
COP	5.000%	10/1/30 (4)	1,115	1,445
San Bernardino CA City Unified School District
COP	5.000%	10/1/33 (4)	1,370	1,750
San Bernardino CA City Unified School District
COP	5.000%	10/1/35 (4)	2,500	3,161
San Bernardino CA City Unified School District
COP	5.000%	10/1/37 (4)	5,880	7,395
San Bernardino CA City Unified School District
COP	5.000%	10/1/38 (4)	3,250	4,077
San Bernardino CA City Unified School District
GO	5.000%	8/1/20 (4)	765	793
San Bernardino CA City Unified School District
GO	5.000%	8/1/21 (4)	1,230	1,325
San Bernardino CA City Unified School District
GO	5.000%	8/1/22 (4)	1,525	1,701
San Bernardino CA City Unified School District
GO	5.000%	8/1/23 (4)	1,100	1,268
San Bernardino CA City Unified School District
GO	5.000%	8/1/24 (4)	1,400	1,612
San Bernardino CA City Unified School District
GO	5.000%	8/1/26 (4)	1,310	1,504
San Bernardino CA City Unified School District
GO	5.000%	8/1/28 (4)	470	599
San Bernardino CA City Unified School District
GO	5.000%	8/1/29 (4)	550	698
San Bernardino CA City Unified School District
GO	0.000%	8/1/30 (4)	11,700	9,413
San Bernardino CA City Unified School District
GO	5.000%	8/1/30 (4)	630	797
San Bernardino CA City Unified School District
GO	5.000%	8/1/31 (4)	230	290
San Bernardino CA Community College District
GO	0.000%	8/1/23 (4)	2,655	2,518
San Bernardino CA Community College District
GO	5.000%	8/1/24	4,375	5,057
San Bernardino CA Community College District
GO	5.000%	8/1/25	4,550	5,257
San Bernardino CA Community College District
GO	5.000%	8/1/26	4,150	4,790
San Bernardino CA Community College District
GO	4.000%	8/1/27	10,000	11,142
San Bernardino CA Community College District
GO	0.000%	8/1/29	1,000	761
San Bernardino CA Community College District
GO	5.000%	8/1/29	5,000	6,091

San Bernardino CA Community College District
GO	0.000%	8/1/30	1,100	792
San Bernardino CA Community College District
GO	0.000%	8/1/31	1,000	680
San Bernardino CA Community College District
GO	4.000%	8/1/31	10,660	11,657
San Bernardino CA Community College District
GO	5.000%	8/1/31	8,370	10,129
San Bernardino CA Community College District
GO	0.000%	8/1/32	1,100	707
San Bernardino CA Community College District
GO	4.000%	8/1/32	12,010	13,091
San Bernardino CA Community College District
GO	0.000%	8/1/33	1,165	709
San Bernardino CA Community College District
GO	4.000%	8/1/33	5,000	5,444
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	10/1/24	4,005	4,790
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	10/1/25	15,420	19,018
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	10/1/26	13,860	17,560
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	10/1/27	9,645	12,500
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	9,923
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,677
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/23	5,880	6,608
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/24	12,750	14,804
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/25	6,750	8,083
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/26	13,000	15,959
San Diego CA Association of Governments
Capital Grant Receipts Revenue	1.800%	11/15/27	11,250	11,456
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/29	860	1,094
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/31	2,190	2,756
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/32	1,750	2,196
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/34	3,000	3,746
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/35	1,500	1,868
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/36	1,500	1,861
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/37	1,070	1,323
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/38	1,230	1,516
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,670	9,358
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,000	2,159
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	5,000	5,397
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	9,830	10,610

San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,380	3,648
San Diego CA Community College District GO	5.000%	8/1/28	4,100	4,571
San Diego CA Community College District GO	5.000%	8/1/31	1,000	1,150
San Diego CA Community College District GO	4.000%	8/1/32	23,150	27,011
San Diego CA Community College District GO	5.000%	8/1/32	2,150	2,472
4 San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	5,000	5,153
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/21	5,820	6,228
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/34	5,000	6,198
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/35	5,205	6,436
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/36	5,000	6,162
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	5,355	5,566
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/22	3,230	3,610
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/25	4,270	5,271
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/26	10,710	13,616
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/30	2,000	2,223
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	4,649
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	8,280	10,620
5 San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/37	3,360	4,295
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/19	1,000	1,000
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/20	1,000	1,041
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/21	2,135	2,310
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/22	1,040	1,167
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/23	1,055	1,226
San Diego CA Redevelopment Agency Tax
Allocation	0.000%	9/1/26 (4)	3,665	3,272
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	9,852
San Diego CA Unified School District GO	5.000%	7/1/21	15,000	16,116
San Diego CA Unified School District GO	5.000%	7/1/22	1,580	1,761
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	14,440
San Diego CA Unified School District GO	5.000%	7/1/24	1,735	2,071
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,939
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	2,089
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	1,130	1,425
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	7,668
San Diego CA Unified School District GO	5.000%	7/1/26	20,040	24,634
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,565	9,844
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	7,558
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	6,918
San Diego CA Unified School District GO	5.000%	7/1/28	6,535	7,983

San Diego CA Unified School District GO	5.000%	7/1/28	725	886
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,719
San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,018
San Diego CA Unified School District GO	5.000%	7/1/29	750	913
San Diego CA Unified School District GO	5.000%	7/1/29	3,330	4,201
San Diego CA Unified School District GO	0.000%	7/1/30	10,255	8,323
San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,086
San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,562
4 San Diego CA Unified School District GO	0.000%	7/1/30	2,330	1,891
San Diego CA Unified School District GO	5.000%	7/1/30	7,610	8,746
San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,710
San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,855
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,449
San Diego CA Unified School District GO	5.000%	7/1/31	8,985	10,304
San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,418
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,141
San Diego CA Unified School District GO	5.000%	7/1/32	5,125	5,867
San Diego CA Unified School District GO	4.000%	8/1/32	1,065	1,224
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,274
San Diego CA Unified School District GO	5.000%	7/1/33	4,440	5,650
San Diego CA Unified School District GO	4.000%	7/1/34	2,000	2,329
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,398
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,936
San Diego CA Unified School District GO	4.000%	7/1/35	3,600	4,060
San Diego CA Unified School District GO	4.000%	8/1/35	1,855	2,109
San Diego CA Unified School District GO	4.000%	7/1/37	5,155	5,944
1 San Diego CA Unified School District GO TOB
VRDO	1.500%	9/9/19	4,700	4,700
San Diego County CA COP	5.000%	10/15/24	2,125	2,565
San Diego County CA COP	5.000%	10/15/25	5,305	6,400
San Diego County CA COP	5.000%	10/15/26	2,590	3,118
San Diego County CA COP	5.000%	10/15/27	2,000	2,401
San Diego County CA COP	5.000%	10/15/28	1,400	1,675
San Diego County CA COP	5.000%	10/15/29	2,010	2,397
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/19	480	483
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/22	425	475
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	4.000%	11/1/23	1,710	1,903
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/24	805	956
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/26	1,145	1,391
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/28	2,450	2,970
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/30	2,180	2,631
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	3,915	4,043

San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	9,292
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	6,000	6,192
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	200	252
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/27	330	427
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,096
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	350	453
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/29	310	398
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30	590	753
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/32	1,000	1,257
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/33	1,305	1,634
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	1,010	1,260
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/35	1,000	1,244
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/36	2,765	3,428
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/37	1,690	2,089
San Diego County CA Regional Transportation
Commission Revenue	4.000%	4/1/21	30,325	31,802
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	11/1/19 (Prere.)	2,000	2,013
San Diego County CA Water Authority Revenue	3.000%	5/1/21	5,000	5,161
San Diego County CA Water Authority Revenue	5.000%	5/1/26	2,090	2,633
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,328
San Diego County CA Water Authority Revenue	5.000%	5/1/35	13,795	17,002
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	7,217
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	7,890
San Dieguito CA Union High School District GO	4.000%	8/1/31	1,750	1,914
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/28	1,685	2,076
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	6,595	7,509
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/36	1,875	2,379
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/20	1,040	1,076
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	290	324
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	690	770
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	755	842
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	780	870

San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/27	5,435	6,688
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/28	2,510	3,081
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/29	1,885	2,095
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,045	2,272
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/31	2,215	2,686
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/32	1,625	1,966
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/33	1,500	1,814
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	2,220	2,473
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	4,070	4,534
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	2,335	2,599
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	4,270	4,753
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	2,450	2,725
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	4,485	4,989
San Francisco CA City & County COP	5.000%	4/1/27	13,095	16,177
San Francisco CA City & County COP	5.000%	4/1/28	465	573
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,737
San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,584
San Francisco CA City & County COP	4.000%	9/1/32	5,680	6,194
San Francisco CA City & County COP	4.000%	4/1/35	9,870	11,087
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,606
San Francisco CA City & County COP	4.000%	4/1/36	10,665	11,942
San Francisco CA City & County GO	5.000%	6/15/20	500	516
San Francisco CA City & County GO	5.000%	6/15/22	2,640	2,889
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,376
San Francisco CA City & County GO	5.000%	6/15/26	2,920	3,364
San Francisco CA City & County GO	5.000%	6/15/27	5,815	6,690
San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,657
San Francisco CA City & County GO	4.000%	6/15/29	7,130	8,083
San Francisco CA City & County GO	4.000%	6/15/29	4,545	5,032
San Francisco CA City & County GO	4.000%	6/15/33	8,160	9,038
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,192
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,175	5,322
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	2,865	2,942
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,110	5,452
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	550	588
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,150	1,229
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,200	1,282

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	1,670	1,845
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	2,865	2,941
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	6,360	7,028
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	3,335	3,814
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/24	5,775	6,578
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	3,245	3,844
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	1,700	2,014
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/25	3,625	4,223
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	6,180	7,538
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	2,110	2,574
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	1,970	2,475
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,625	8,399
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,220	2,785
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,305	2,452
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	7,935	7,985
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	1,820	2,273
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	7,090	9,592
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	1,000	1,242
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	4,790	5,086
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,000	6,704
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	635	784
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	4,000	5,311
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/32	10,075	13,272
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/36	8,015	10,348
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/37	10,035	12,902
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/38	10,000	12,810
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	5,865	7,269
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	1,795	2,225

San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/27	1,885	2,330
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	13,170	14,719
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	11/1/33	2,500	2,973
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	9,495	11,554
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	3,550	4,587
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	11/1/34	5,000	5,946
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	9,980	12,160
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	125	161
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	10,495	12,761
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/37	3,135	4,013
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/38	6,825	8,709
1 San Francisco CA City & County Public Utilities
Commission Wastewater Revenue TOB
VRDO	1.500%	9/9/19	8,700	8,700
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	10,000	10,065
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,960	2,979
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,705	2,723
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	1,000	1,007
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19	1,020	1,027
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	440	443
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,555	2,572
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/20	2,010	2,105
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	11,000	11,974
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	10,335	11,250
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21	1,165	1,267
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	5,730	6,355
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	5,000	5,546
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	9,000	9,982
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	3,020	3,350
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/22	925	1,042

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	1,425	1,662
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	4,245	4,950
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	1,000	1,205
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	4,605	5,548
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/25	6,035	7,387
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	7,755	9,450
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	1,000	1,219
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/28	10,235	11,452
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	2,640	3,162
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	3,830	4,587
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,830	2,192
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	5,355	6,509
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	3,300	3,950
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	4,025	4,818
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	1,925	2,304
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	3,510	3,869
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	12,685	15,418
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	3,660	4,372
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	3,470	4,144
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	4,230	5,052
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,025	2,418
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	14,015	15,650
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	2,000	2,455
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	3,650	4,355
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	4,450	5,309
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	2,130	2,541
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,000	1,212
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	3,000	3,674

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	3,610	4,031
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	3,835	4,567
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	4,680	5,574
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,240	2,668
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,675	3,232
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	6,280	7,881
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	8,145	10,168
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	4,000	4,755
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/36	8,625	9,847
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	1,000	1,200
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/38	1,520	1,804
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/39	5,090	6,039
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/20	130	135
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/21	160	172
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/22	125	139
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/23	120	138
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	135	160
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	440	522
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	860	1,020
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	305	362

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	240	284
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	489
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	490
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	1,405	1,767
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	500	630
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	140	166
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	628
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	629
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	835	1,044
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	460	543
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	745	928
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	550	682
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	400	470
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	710	874

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	525	616
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	450	550
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	1,000	1,222
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	860	1,053
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	670	816
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	660	804
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	750	914
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	225	263
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	700	848
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	660	800
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	555	673
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	400	482
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	900	1,085
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	595	717

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	350	421
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	625	751
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	780	939
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,030	2,190
San Francisco CA City & County Unified School
District GO	5.000%	6/15/24	1,080	1,289
San Francisco CA City & County Unified School
District GO	5.000%	6/15/27	6,475	7,717
San Francisco CA City & County Unified School
District GO	5.000%	6/15/28	10,170	12,099
San Francisco CA City & County Unified School
District GO	4.000%	6/15/30	1,270	1,300
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	8,210
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	5,300	5,666
San Francisco CA City & County Unified School
District GO	4.250%	6/15/33	4,000	4,299
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/29	1,585	1,803
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/32	2,170	2,454
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	3,025	3,416
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/34	1,640	1,906
5 San Jacinto CA Unified School District CP	5.000%	9/1/20 (4)	575	580
5 San Jacinto CA Unified School District CP	5.000%	9/1/21 (4)	850	885
5 San Jacinto CA Unified School District CP	5.000%	9/1/23 (4)	470	520
5 San Jacinto CA Unified School District CP	5.000%	9/1/24 (4)	985	1,120
5 San Jacinto CA Unified School District CP	5.000%	9/1/29 (4)	1,255	1,574
5 San Jacinto CA Unified School District CP	5.000%	9/1/31 (4)	1,385	1,750
5 San Jacinto CA Unified School District CP	5.000%	9/1/33 (4)	1,525	1,906
5 San Jacinto CA Unified School District CP	5.000%	9/1/35 (4)	1,685	2,084
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/20	1,020	1,036
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/21	710	743
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/22	300	331
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/33	7,115	8,924
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/34	1,455	1,819
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/35	5,750	7,170

San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/36	4,725	6,096
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/37	7,050	9,066
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/38	3,700	4,744
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/22 (14)	580	556
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	15,463
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,140	6,526
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	13,943
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/29	12,210	14,367
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	2,435	2,823
San Jose CA Airport Revenue	5.000%	3/1/26	4,610	4,885
San Jose CA Airport Revenue	5.000%	3/1/29	200	255
San Jose CA Airport Revenue	5.000%	3/1/30	250	317
San Jose CA Airport Revenue	5.000%	3/1/33	500	622
San Jose CA Airport Revenue	5.000%	3/1/34	500	619
San Jose CA Airport Revenue	5.000%	3/1/36	3,000	3,696
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (Prere.)	1,270	1,317
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (Prere.)	1,140	1,182
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20	3,255	3,378
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/20 (Prere.)	570	592
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/20 (Prere.)	800	831
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/20 (Prere.)	1,355	1,410
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	7,545	8,138
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22	3,500	3,915
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	5,000	5,791
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24	5,000	5,989
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/26	3,650	4,646
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27	2,335	3,049
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.125%	5/1/31	5,000	5,398
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/22	500	559
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/23	400	463
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/24	525	628

San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/25	440	543
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/26	775	986
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/27	780	1,018
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/34	1,000	1,183
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	9,227
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	11,066
San Juan CA Unified School District GO	4.000%	8/1/31	3,250	3,862
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/24 (15)	855	971
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/25 (15)	970	1,099
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/26 (15)	500	565
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/27 (15)	1,070	1,205
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/28 (15)	600	675
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/33 (15)	2,790	3,140
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/25 (4)	800	987
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/26 (4)	635	807
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/27 (4)	600	782
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/28 (4)	890	1,152
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/30 (4)	750	955
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/31 (4)	1,060	1,340
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/32 (4)	850	1,069
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/33 (4)	635	795
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/35 (4)	1,000	1,241
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/36 (4)	1,325	1,638
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/37 (4)	1,750	2,157
San Marcos CA Unified School District GO	0.000%	8/1/25	2,300	2,110
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	1,609
San Marcos CA Unified School District GO	5.000%	8/1/30	4,050	5,206
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	1,555
San Marcos CA Unified School District GO	5.000%	8/1/31	3,580	4,571
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	1,891
San Marcos CA Unified School District GO	4.000%	8/1/32	300	351
San Marcos CA Unified School District GO	5.000%	8/1/34	3,545	4,480
San Marcos CA Unified School District GO	5.000%	8/1/35	4,000	5,041
San Marcos CA Unified School District GO	5.000%	8/1/36	3,375	4,237
San Marcos CA Unified School District GO	4.000%	8/1/37	4,015	4,597
San Marcos CA Unified School District GO	4.000%	8/1/38	9,140	10,404

San Mateo CA Union High School District GO	0.000%	9/1/23 (Prere.)	2,725	2,502
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	1,315	1,529
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	725	843
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	1,285	1,497
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	715	833
San Mateo CA Union High School District GO	0.000%	9/1/24	2,665	2,430
San Mateo CA Union High School District GO	4.000%	9/1/32	3,155	3,592
San Mateo CA Union High School District GO	4.000%	9/1/33	3,540	4,068
San Mateo CA Union High School District GO	4.000%	9/1/33	1,950	2,241
San Mateo CA Union High School District GO	4.000%	9/1/35	1,585	1,804
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	4,546
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	5,491
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	2,667
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	3,722
San Mateo County CA Community College
District GO	0.000%	9/1/30 (14)	5,640	4,672
San Mateo County CA Community College
District GO	5.000%	9/1/32	2,015	2,658
San Mateo County CA Community College
District GO	4.000%	9/1/34	2,670	3,158
San Mateo County CA Community College
District GO	5.000%	9/1/36	1,000	1,334
San Mateo County CA Community College
District GO	5.000%	9/1/37	1,000	1,329
San Mateo County CA Community College
District GO	5.000%	9/1/38	750	994
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/15/35 (4)	4,875	6,218
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/15/36	6,075	7,721
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/15/37	6,435	8,135
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/23	1,210	1,396
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,378
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/21	1,035	1,095
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/22	1,335	1,491
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/23	1,630	1,886
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/32	4,500	5,170

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/33	5,000	5,727
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/20	770	788
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/20	790	814
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/21	1,385	1,484
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/22	600	651
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/22	785	873
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/23	1,520	1,696
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/23	855	986
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/24	750	860
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/24	1,250	1,491
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/25	1,245	1,535
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/31	1,365	1,648
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	5.000%	8/1/34	825	1,095
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	4.000%	8/1/35	1,500	1,791
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	5.000%	8/1/36	1,425	1,879
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	4.000%	8/1/37	2,750	3,256
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	5.000%	8/1/38	1,600	2,096
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	4.000%	8/1/39	1,250	1,464
San Mateo Foster City CA School District GO	4.000%	8/1/34	1,580	1,777
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/22 (4)	1,000	1,108
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/23 (4)	1,250	1,429
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/27 (4)	1,770	2,065
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/28 (4)	1,860	2,163
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/30 (4)	2,275	2,632
San Rafael CA Elementary School District
Capital Appreciation GO	0.000%	8/1/29 (14)	3,025	2,518
San Rafael CA Elementary School District GO	3.000%	8/1/34	325	345
San Rafael CA Elementary School District GO	3.000%	8/1/35	1,210	1,277
San Rafael CA Elementary School District GO	3.000%	8/1/37	825	863
San Rafael CA High School District GO	0.000%	8/1/26 (14)	3,305	2,982
San Rafael CA High School District GO	0.000%	8/1/29 (14)	6,505	5,442
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/25 (2)	1,020	924

San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/27 (2)	1,700	1,465
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/28 (2)	1,800	1,507
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/25 (15)	1,520	1,826
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/26 (15)	1,595	1,897
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/27 (15)	1,670	1,986
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,365
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,365
San Ramon Valley CA Unified School District
GO	4.000%	8/1/32	2,000	2,300
San Ysidro CA School District COP	5.000%	9/1/27 (15)	100	111
San Ysidro CA School District COP	5.000%	9/1/31 (15)	200	222
San Ysidro CA School District COP	5.000%	9/1/34 (15)	200	221
San Ysidro CA School District COP	5.000%	9/1/37 (15)	320	355
San Ysidro CA School District GO	0.000%	8/1/26 (14)	4,770	4,125
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/21	125	135
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/22	100	112
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/23	100	116
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/24	130	156
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/25	150	186
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/26	200	255
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/27	250	328
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/28	275	337
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/29	350	427
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/30	500	605
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/31	500	601
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/32	500	597
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/33	860	1,022
Santa Ana CA Unified School District COP	0.000%	4/1/32 (4)	1,750	1,274
Santa Ana CA Unified School District GO	0.000%	8/1/31 (14)	3,825	2,932
Santa Barbara CA Unified School District GO	4.000%	8/1/30	840	1,012
Santa Barbara CA Unified School District GO	4.000%	8/1/30	300	362
Santa Clara CA Electric Revenue	4.000%	7/1/24	4,720	5,174
Santa Clara CA Electric Revenue	4.000%	7/1/25	5,200	5,693
Santa Clara CA Electric Revenue	4.000%	7/1/26	5,230	5,720
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,072
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,525	2,717
Santa Clara CA Financing Authority Revenue	4.000%	5/15/33	7,500	8,481

Santa Clara CA Financing Authority Revenue	4.000%	4/1/34	6,970	8,254
Santa Clara CA Financing Authority Revenue	4.000%	4/1/35	7,250	8,534
Santa Clara CA Financing Authority Revenue	3.000%	5/1/36	2,000	2,111
Santa Clara CA Financing Authority Revenue	3.000%	5/1/37	2,000	2,103
Santa Clara CA Financing Authority Revenue	3.000%	5/1/38	2,000	2,093
Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	2,000	2,087
Santa Clara CA Financing Authority Revenue	3.000%	5/1/40	2,000	2,077
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	3,775	3,904
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,115	4,255
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,405	4,555
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,715	4,876
Santa Clara CA Unified School District GO	5.000%	7/1/21	2,290	2,461
Santa Clara CA Unified School District GO	5.000%	7/1/22	2,060	2,296
Santa Clara CA Unified School District GO	5.000%	7/1/23	2,185	2,523
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,120	3,724
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,595	4,291
Santa Clara CA Unified School District GO	4.000%	7/1/29	6,650	7,947
Santa Clara CA Unified School District GO	4.000%	7/1/29	8,235	9,841
Santa Clara CA Unified School District GO	4.000%	7/1/30	8,800	10,456
Santa Clara CA Unified School District GO	3.000%	7/1/31	4,460	4,839
Santa Clara CA Unified School District GO	3.000%	7/1/32	4,770	5,149
Santa Clara CA Unified School District GO	3.000%	7/1/33	1,610	1,732
Santa Clara CA Unified School District GO	4.000%	7/1/33	8,750	10,114
Santa Clara CA Unified School District GO	3.000%	7/1/34	5,430	5,798
Santa Clara CA Unified School District GO	3.000%	7/1/36	6,150	6,475
Santa Clara CA Unified School District GO	3.000%	7/1/37	6,545	6,839
Santa Clara CA Unified School District GO	3.000%	7/1/38	3,225	3,358
1 Santa Clara CA Unified School District GO TOB
VRDO	1.360%	9/9/19	10,400	10,400
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/20	4,215	4,337
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/21	5,770	6,175
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/22	6,060	6,726
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/22	4,090	4,540
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/25	6,510	7,999
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/26	6,800	8,309
1 Santa Clara County CA Financing Authority
Revenue TOB VRDO	1.500%	9/9/19	6,340	6,340
Santa Clara County CA GO	5.000%	8/1/28	8,830	9,854
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/22	710	794
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/23	375	435
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/24	275	330
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/25	615	722
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/26	710	852
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	545	689

Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/30	1,235	1,547
Santa Clara Valley CA Water District COP	5.000%	6/1/20	575	593
Santa Clara Valley CA Water District COP	5.000%	6/1/21	525	563
Santa Clara Valley CA Water District COP	5.000%	6/1/22	550	612
Santa Clara Valley CA Water District COP	5.000%	6/1/23	845	973
Santa Clarita CA Community College District
GO	0.000%	8/1/29 (4)	2,530	2,096
Santa Clarita CA Community College District
GO	5.000%	8/1/32	5,450	6,042
Santa Clarita CA Community College District
GO	3.000%	8/1/33	350	376
Santa Clarita CA Community College District
GO	3.000%	8/1/34	450	481
Santa Clarita CA Community College District
GO	3.000%	8/1/35	700	744
Santa Clarita CA Community College District
GO	3.000%	8/1/37	800	845
Santa Clarita CA Community College District
GO	3.000%	8/1/38	750	790
Santa Clarita CA Community College District
GO	3.000%	8/1/39	900	946
Santa Clarita CA Community College District
GO	3.000%	8/1/40	800	836
Santa Monica CA Community College District
GO	0.000%	8/1/24	4,500	4,230
Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	10,015
Santa Monica CA Community College District
GO	4.000%	8/1/30	2,000	2,259
Santa Monica CA Community College District
GO	5.000%	8/1/30	500	661
Santa Monica CA Community College District
GO	5.000%	8/1/31	600	788
Santa Monica CA Community College District
GO	4.000%	8/1/32	2,565	2,854
Santa Monica CA Community College District
GO	5.000%	8/1/32	535	698
Santa Monica CA Community College District
GO	4.000%	8/1/33	500	594
Santa Monica CA Community College District
GO	4.000%	8/1/33	3,510	3,886
Santa Monica CA Community College District
GO	4.000%	8/1/34	635	751
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/30	250	321
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/31	350	445
Santa Monica-Malibu CA Unified School District
GO	4.000%	8/1/31	1,600	1,824
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/32	250	317
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/33	250	316
Santa Monica-Malibu CA Unified School District
GO	4.000%	8/1/33	1,150	1,300

Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/34	315	397
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/35	350	440
Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/36	430	495
Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/37	465	534
Santa Rosa CA High School District GO	5.000%	5/1/20	1,150	1,181
Santa Rosa CA High School District GO	5.000%	8/1/28 (4)	500	634
Santa Rosa CA High School District GO	5.000%	8/1/30 (4)	800	1,005
Santa Rosa CA High School District GO	5.000%	8/1/32 (4)	920	1,145
Santa Rosa CA High School District GO	5.000%	8/1/34 (4)	965	1,194
Santa Rosa CA High School District GO	5.000%	8/1/35 (4)	750	926
Santa Rosa CA Wastewater Revenue	5.000%	9/1/21	1,300	1,406
Santa Rosa CA Wastewater Revenue	5.000%	9/1/22	1,165	1,307
Santa Rosa CA Wastewater Revenue	5.000%	9/1/23	970	1,127
Santa Rosa CA Wastewater Revenue	5.000%	9/1/24	865	1,038
Santa Rosa CA Wastewater Revenue	5.000%	9/1/25	815	1,009
Santa Rosa CA Wastewater Revenue	5.000%	9/1/26	920	1,168
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	9,469
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,200
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,404
Santee CA CDC Successor Agency Tax
Allocation Revenue	4.000%	8/1/21	600	635
Santee CA CDC Successor Agency Tax
Allocation Revenue	5.000%	8/1/22	570	634
Shasta-Tehama-Trinity CA Joint Community
College District GO	5.000%	8/1/31	300	381
Shasta-Tehama-Trinity CA Joint Community
College District GO	5.000%	8/1/32	275	348
Shasta-Tehama-Trinity CA Joint Community
College District GO	4.000%	8/1/36	700	804
Shasta-Tehama-Trinity CA Joint Community
College District GO	4.000%	8/1/37	1,000	1,145
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/19	2,040	2,046
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/21	725	782
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/24	1,000	1,198
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/28	1,000	1,223
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/35	1,000	1,200
Simi Valley CA Unified School District GO	5.000%	8/1/20	1,500	1,556
Simi Valley CA Unified School District GO	5.000%	8/1/21	1,220	1,316
Simi Valley CA Unified School District GO	5.000%	8/1/22	1,500	1,678
Simi Valley CA Unified School District GO	5.000%	8/1/23	2,500	2,897
Simi Valley CA Unified School District GO	5.000%	8/1/24	3,455	4,140
Simi Valley CA Unified School District GO	5.000%	8/1/25	2,785	3,447
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	2,719
Simi Valley CA Unified School District GO	5.000%	8/1/26	2,025	2,585
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,950	2,586
Simi Valley CA Unified School District GO	0.000%	8/1/28 (4)	4,785	4,098
Simi Valley CA Unified School District GO	4.000%	8/1/32	200	237
Simi Valley CA Unified School District GO	4.000%	8/1/33	175	205

Simi Valley CA Unified School District GO	3.000%	8/1/34	320	340
Simi Valley CA Unified School District GO	3.000%	8/1/35	525	554
Simi Valley CA Unified School District GO	3.000%	8/1/36	750	789
Simi Valley CA Unified School District GO	4.000%	8/1/36	1,240	1,434
Simi Valley CA Unified School District GO	3.000%	8/1/37	500	524
Simi Valley CA Unified School District GO	4.000%	8/1/37	1,320	1,522
Simi Valley CA Unified School District GO	4.000%	8/1/38	350	402
Simi Valley CA Unified School District GO	4.000%	8/1/39	365	418
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/29	2,115	2,325
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	2,655	2,903
Solano County CA Community College District
GO	0.000%	8/1/21 (14)	985	963
Soledad CA Unified School District Revenue
BAN	0.000%	8/1/21	2,120	2,063
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/22	2,520	2,853
Sonoma Valley CA Unified School District GO	5.000%	8/1/32	1,250	1,521
South Bay CA Union School District (San Diego
County) BAN	0.000%	8/1/22	2,250	2,160
South Bayside CA Waste Management Authority
Solid Waste Enterprise Revenue (Shoreway
Environment Center)	5.000%	9/1/31 (4)	320	423
South Bayside CA Waste Management Authority
Solid Waste Enterprise Revenue (Shoreway
Environment Center)	5.000%	9/1/32 (4)	500	659
South Bayside CA Waste Management Authority
Solid Waste Enterprise Revenue (Shoreway
Environment Center)	5.000%	9/1/33 (4)	450	592
South Bayside CA Waste Management Authority
Solid Waste Enterprise Revenue (Shoreway
Environment Center)	5.000%	9/1/34 (4)	1,335	1,747
South Bayside CA Waste Management Authority
Solid Waste Enterprise Revenue (Shoreway
Environment Center)	5.000%	9/1/37 (4)	2,240	2,897
South Bayside CA Waste Management Authority
Solid Waste Enterprise Revenue (Shoreway
Environment Center)	5.000%	9/1/38 (4)	2,630	3,392
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,098
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,374
South San Francisco CA Unified School District
GO	4.000%	9/1/33	6,310	7,196
Southern California Public Power Authority
Revenue	5.000%	7/1/25	6,760	8,223
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	10,325
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,163
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	11,100
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,293
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/21	1,000	1,075

Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,000	4,295
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/24	2,375	2,549
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/25	1,675	1,796
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/26	1,250	1,338
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/27	1,000	1,069
Southern California Public Power Authority
Revenue (Canyon Power Project) PUT	2.250%	5/1/21	38,000	38,427
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	3,614
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,581
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,581
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,064
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,064
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,540	6,352
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,877
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,025	8,468
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	3,525	4,331
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	2,265	2,842
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/29	300	382
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	5,180	6,888
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/22	900	1,007
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/23	1,370	1,589
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/24	700	840
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/25	805	997
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/26	750	928
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/27	1,340	1,654
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/29	1,500	1,838
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/30	1,120	1,365
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/31	1,470	1,784

Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/32	2,410	2,918
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/33	2,325	2,809
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/34	4,815	5,793
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/35	2,840	3,410
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/36	3,000	3,613
Southwestern California Community College
District GO	0.000%	8/1/24	750	699
Southwestern California Community College
District GO	0.000%	8/1/25	1,090	987
Southwestern California Community College
District GO	0.000%	8/1/26	2,000	1,732
Southwestern California Community College
District GO	0.000%	8/1/27	2,000	1,650
Southwestern California Community College
District GO	0.000%	8/1/28	2,535	1,984
Southwestern California Community College
District GO	5.000%	8/1/29	300	388
Southwestern California Community College
District GO	5.000%	8/1/29	1,000	1,257
Southwestern California Community College
District GO	5.000%	8/1/30	300	386
Southwestern California Community College
District GO	4.000%	8/1/31	300	352
Southwestern California Community College
District GO	4.000%	8/1/32	250	293
Southwestern California Community College
District GO	4.000%	8/1/32	1,000	1,150
Southwestern California Community College
District GO	4.000%	8/1/33	300	350
Southwestern California Community College
District GO	4.000%	8/1/34	1,760	2,014
Southwestern California Community College
District GO	4.000%	8/1/35	1,500	1,700
Southwestern California Community College
District GO	4.000%	8/1/36	1,200	1,378
Southwestern California Community College
District GO	4.000%	8/1/37	2,385	2,731
Southwestern California Community College
District GO	4.000%	8/1/38	1,750	1,992
3 St. Helena CA Unified School District GO,
4.000% coupon rate effective 8/1/2023	0.000%	8/1/27	4,550	4,611
State Center California Community College
District GO	5.000%	8/1/27	635	833
State Center California Community College
District GO	4.000%	8/1/34	1,000	1,164
State Center California Community College
District GO	4.000%	8/1/36	1,045	1,204
State Center California Community College
District GO	4.000%	8/1/37	1,000	1,149
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/20 (15)	580	597

Stockton CA Public Financing Authority
Revenue	4.000%	9/2/21 (15)	450	476
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/22 (15)	950	1,032
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/23 (15)	660	735
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/24 (15)	1,075	1,225
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/25 (15)	1,100	1,283
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/26 (15)	1,170	1,393
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/22 (15)	1,000	1,115
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/23 (15)	1,015	1,170
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/24 (15)	1,000	1,188
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/25 (15)	1,250	1,485
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/26 (15)	1,375	1,631
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/27 (15)	1,250	1,480
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/20 (15)	500	521
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/23 (15)	725	838
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/24 (15)	900	1,072
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/25 (15)	1,000	1,227
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/26 (15)	1,000	1,260
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/27 (15)	2,200	2,833
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/28 (15)	1,815	2,387
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/29 (15)	1,520	1,983
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/30 (15)	1,750	2,263
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/32 (15)	1,635	2,095
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/33 (15)	1,290	1,649
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/34 (15)	1,540	1,959
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/35 (15)	1,550	1,966
Stockton CA Public Financing Authority Water
Revenue	4.000%	10/1/37 (15)	1,730	1,967
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.125%	10/1/35	1,000	1,197
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,600	1,992

Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/29 (4)	1,500	1,856
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33 (4)	2,890	3,513
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/34 (4)	2,000	2,423
Stockton CA Unified School District GO	5.000%	8/1/20	930	964
Stockton CA Unified School District GO	5.000%	8/1/21	2,185	2,353
Stockton CA Unified School District GO	5.000%	8/1/22	2,650	2,948
Stockton CA Unified School District GO	5.000%	7/1/23 (4)	1,110	1,233
Stockton CA Unified School District GO	5.000%	8/1/23	2,055	2,362
Stockton CA Unified School District GO	5.000%	7/1/24 (4)	1,570	1,743
Stockton CA Unified School District GO	5.000%	8/1/28 (15)	1,000	1,176
Stockton CA Unified School District GO	5.000%	8/1/29 (15)	600	703
Stockton CA Unified School District GO	4.000%	8/1/30 (4)	1,960	2,174
Stockton CA Unified School District GO	5.000%	8/1/30 (15)	1,555	1,828
Stockton CA Unified School District GO	5.000%	8/1/31 (15)	1,875	2,197
Stockton CA Unified School District GO	5.000%	8/1/32 (15)	2,060	2,409
Stockton CA Unified School District GO	5.000%	8/1/33 (15)	2,250	2,625
Stockton CA Unified School District GO	5.000%	8/1/34 (15)	2,105	2,450
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/23 (15)	1,110	1,284
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,186
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/26 (15)	1,200	1,419
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,360	1,604
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,280	1,511
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/29 (15)	2,255	2,655
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/30 (15)	1,000	1,174
Sweetwater CA Unified School District GO	0.000%	8/1/23 (4)	1,575	1,489
Sweetwater CA Unified School District GO	3.000%	8/1/23	815	864
Sweetwater CA Unified School District GO	5.000%	8/1/23 (15)	1,090	1,244
Sweetwater CA Unified School District GO	3.000%	8/1/24	300	322
Sweetwater CA Unified School District GO	5.000%	8/1/24 (15)	1,255	1,474
Sweetwater CA Unified School District GO	5.000%	8/1/27 (15)	7,000	8,183
Sweetwater CA Unified School District GO	5.000%	8/1/28 (15)	8,000	9,334
Sweetwater CA Unified School District GO	5.000%	8/1/35	5,000	5,918
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/24	100	120
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/25	200	248
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/26	330	421
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	4.000%	12/15/19	500	504
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	4.000%	12/15/20	750	776
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	4.000%	12/15/21	1,495	1,586
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	800	893
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,600
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	2,026

Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	2,168
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,000	1,232
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,253
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/28 (4)	530	674
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/29 (4)	500	635
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/30 (4)	520	655
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/31 (4)	1,000	1,249
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/32 (4)	785	976
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/33 (4)	1,650	2,047
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/34 (4)	1,705	2,111
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/35 (4)	2,620	3,221
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/36 (4)	2,765	3,388
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/37 (4)	2,350	2,869
Temecula Valley CA Unified School District GO	4.300%	8/1/32 (15)	2,000	2,237
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/20	250	259
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/21	900	969
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	400	460
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	400	475
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	960	1,174
Turlock CA Irrigation District Revenue	5.000%	1/1/21	2,185	2,214
Turlock CA Irrigation District Revenue	5.000%	1/1/22	3,310	3,354
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,376
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	6,723
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,156
Turlock CA Irrigation District Revenue	5.000%	1/1/36	2,225	2,709
Turlock CA Irrigation District Revenue	5.000%	1/1/37	5,615	6,807
Turlock CA Unified School District GO	3.000%	8/1/34	1,095	1,147
Turlock CA Unified School District GO	3.000%	8/1/35	1,175	1,228
Turlock CA Unified School District GO	3.000%	8/1/36	1,260	1,310
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/22	1,390	1,544
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/23	750	860
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/24	760	894
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/25	2,820	3,390
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/26	2,300	2,747

Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/27	3,915	4,639
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/29	3,640	4,286
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/30	3,500	4,107
Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	475	493
Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	750	778
Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	550	592
Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	850	915
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	515	575
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	625	698
Ukiah CA Unified School District GO	0.000%	8/1/25 (14)	3,175	2,882
Union CA Elementary School District GO	0.000%	9/1/29 (14)	1,335	1,105
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/31	1,820	2,214
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/32	1,360	1,651
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/33	3,000	3,636
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/35	1,250	1,508
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/36	1,000	1,204
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/23 (Prere.)	14,940	17,198
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/23 (Prere.)	5,000	5,756
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/24	6,010	7,146
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/25	10,000	11,714
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/26	10,015	11,999
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/29	5,015	6,239
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/30	3,000	3,704
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/32	8,440	10,318
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/33	12,105	14,745
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/34	14,000	16,993
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/35	5,020	6,071
University of California Regents Medical Center
Pooled Revenue	4.500%	5/15/36	10,000	11,588
University of California Revenue	5.000%	5/15/20	4,470	4,599
University of California Revenue	5.000%	5/15/21 (Prere.)	4,675	4,997
University of California Revenue	5.000%	5/15/21 (Prere.)	5,005	5,350
University of California Revenue	5.000%	5/15/21	3,430	3,670

University of California Revenue	5.000%	5/15/22	3,850	4,120
University of California Revenue	5.000%	5/15/22 (Prere.)	6,540	7,245
University of California Revenue	5.000%	5/15/23 (Prere.)	650	746
University of California Revenue	5.000%	5/15/23 (Prere.)	4,695	5,386
University of California Revenue	5.000%	5/15/23	2,010	2,311
University of California Revenue	5.000%	5/15/25	2,670	3,282
University of California Revenue	5.000%	5/15/25	9,240	11,348
University of California Revenue	4.000%	5/15/27	9,115	11,136
University of California Revenue	4.000%	5/15/27	3,820	4,661
University of California Revenue	5.000%	5/15/27	6,225	6,652
University of California Revenue	5.000%	5/15/27	7,075	8,662
University of California Revenue	4.000%	5/15/28	9,030	11,148
University of California Revenue	4.000%	5/15/28	7,110	8,777
University of California Revenue	5.000%	5/15/28	6,675	7,130
University of California Revenue	5.000%	5/15/28	9,265	11,315
University of California Revenue	5.000%	5/15/28	7,080	8,638
University of California Revenue	4.000%	5/15/29	13,390	16,421
University of California Revenue	4.000%	5/15/29	5,485	6,706
University of California Revenue	4.000%	5/15/30	7,500	9,100
University of California Revenue	4.000%	5/15/30	7,705	9,320
University of California Revenue	5.000%	5/15/30	3,515	4,024
University of California Revenue	5.000%	5/15/30	5,310	7,024
University of California Revenue	5.000%	5/15/30	1,195	1,501
University of California Revenue	4.000%	5/15/31	5,270	6,326
University of California Revenue	5.000%	5/15/31	15,095	19,352
University of California Revenue	5.000%	5/15/31	2,315	2,794
University of California Revenue	5.000%	5/15/32	7,490	8,257
University of California Revenue	5.000%	5/15/32	8,460	10,513
University of California Revenue	5.000%	5/15/32	3,250	4,240
University of California Revenue	5.250%	5/15/32	5,000	5,919
University of California Revenue	4.000%	5/15/33	12,715	14,778
University of California Revenue	5.000%	5/15/33	15,470	17,613
University of California Revenue	5.000%	5/15/33	12,010	15,226
University of California Revenue	5.000%	5/15/33	5,415	6,165
University of California Revenue	5.000%	5/15/33	6,995	8,397
University of California Revenue	5.000%	5/15/33	5,025	6,222
University of California Revenue	5.000%	5/15/33	5,910	7,681
University of California Revenue	4.000%	5/15/34	10,610	12,298
University of California Revenue	4.000%	5/15/34	10,000	11,006
University of California Revenue	5.000%	5/15/34	15,900	18,072
University of California Revenue	5.000%	5/15/34	6,395	8,097
University of California Revenue	5.000%	5/15/34	12,800	16,163
University of California Revenue	5.000%	5/15/34	3,915	4,830
University of California Revenue	5.000%	5/15/34	1,500	1,938
University of California Revenue	4.000%	5/15/35	5,790	6,666
University of California Revenue	5.000%	5/15/35	5,150	6,503
University of California Revenue	5.000%	5/15/35	11,290	14,217
University of California Revenue	5.000%	5/15/35	2,060	2,535
University of California Revenue	5.000%	5/15/35	4,000	5,152
University of California Revenue	5.000%	5/15/35	625	821
University of California Revenue	5.000%	5/15/36	15,790	19,822
University of California Revenue	5.000%	5/15/36	20,280	25,526
University of California Revenue	5.000%	5/15/36	5,425	6,643
University of California Revenue	5.000%	5/15/36	4,275	5,476
University of California Revenue	5.000%	5/15/36	4,500	5,099
University of California Revenue	5.000%	5/15/36	1,250	1,637
University of California Revenue	5.000%	5/15/37	11,710	14,679

University of California Revenue	5.000%	5/15/37	9,500	11,908
University of California Revenue	5.000%	5/15/37	14,605	18,649
University of California Revenue	5.000%	5/15/37	4,935	6,283
University of California Revenue	5.000%	5/15/37	1,000	1,305
University of California Revenue	5.000%	5/15/38	22,075	28,030
University of California Revenue	5.000%	5/15/38	5,025	6,362
University of California Revenue	5.000%	5/15/38	4,355	5,659
University of California Revenue	5.000%	5/15/39	2,345	3,034
University of California Revenue PUT	1.400%	5/15/21	4,800	4,808
University of California Revenue PUT	5.000%	5/15/23	52,095	59,843
1 University of California Revenue TOB VRDO	1.500%	9/9/19	10,200	10,200
1 University of California Revenue TOB VRDO	1.500%	9/9/19	12,190	12,190
University of California Revenue VRDO	1.150%	9/3/19	13,125	13,125
Upland CA Community Facilities District No.
2003-2 Improvement Area No. 1 Special Tax
Revenue	5.000%	9/1/31	1,110	1,218
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/22	925	994
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/23	900	993
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/25	1,060	1,229
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/26	500	593
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/27	1,945	2,354
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/28	2,030	2,498
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/29	715	878
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/30	1,450	1,772
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/31	1,390	1,690
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/33	1,710	2,064
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/34	1,500	1,807
Upland CA COP (San Antonio Regional
Hospital)	4.000%	1/1/35	2,025	2,229
Upland CA COP (San Antonio Regional
Hospital)	4.000%	1/1/36	1,000	1,098
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/22	600	670
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	865	999
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,325	1,578
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,390	1,651
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,460	1,730
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/27	1,200	1,419
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,200	1,416
Val Verde CA Unified School District CP	5.000%	3/1/25 (4)	250	303

Val Verde CA Unified School District CP	5.000%	3/1/26 (4)	260	324
Val Verde CA Unified School District CP	5.000%	3/1/27 (4)	275	352
Val Verde CA Unified School District CP	5.000%	3/1/28 (4)	280	366
Val Verde CA Unified School District CP	5.000%	3/1/29 (4)	450	583
Val Verde CA Unified School District CP	5.000%	3/1/30 (4)	850	1,091
Val Verde CA Unified School District CP	5.000%	3/1/31 (4)	1,015	1,289
Ventura County CA Community College District
GO	5.000%	8/1/25	1,915	2,062
Ventura County CA Community College District
GO	5.000%	8/1/27	2,205	2,370
Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	12,870
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,351
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	1,000	1,118
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,233
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,394
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/20	500	514
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/21	340	363
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/22	470	521
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/35	5,990	7,226
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/19 (4)	300	300
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	265	286
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	335	374
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	400	461
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	585	695
Vista CA Unified School District GO	5.000%	8/1/24	5,000	5,591
Vista CA Unified School District GO	3.000%	8/1/34	1,085	1,164
Vista CA Unified School District GO	4.000%	8/1/35	1,210	1,446
Vista CA Unified School District GO	3.000%	8/1/38	1,645	1,725
Vista CA Unified School District GO	3.000%	8/1/39	1,800	1,882
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,026
Walnut Valley CA Unified School District GO	5.000%	8/1/23	250	290
Walnut Valley CA Unified School District GO	5.000%	8/1/24	350	419
Washington CA Unified School District (Yolo
County) GO	0.000%	8/1/27 (14)	3,440	2,994
Washington Township CA Health Care District
GO	5.000%	8/1/23	170	196
Washington Township CA Health Care District
GO	4.000%	8/1/24	625	713
Washington Township CA Health Care District
GO	5.000%	8/1/25	1,425	1,743
Washington Township CA Health Care District
GO	5.000%	8/1/26	1,395	1,750

Washington Township CA Health Care District
Revenue	4.000%	7/1/20	375	384
Washington Township CA Health Care District
Revenue	5.000%	7/1/20	465	480
Washington Township CA Health Care District
Revenue	5.000%	7/1/20	600	619
Washington Township CA Health Care District
Revenue	5.000%	7/1/21	350	373
Washington Township CA Health Care District
Revenue	5.000%	7/1/21	705	752
Washington Township CA Health Care District
Revenue	4.000%	7/1/22	540	579
Washington Township CA Health Care District
Revenue	5.000%	7/1/22	725	798
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	570	646
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	400	453
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	875	992
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	610	711
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	750	874
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	670	781
Washington Township CA Health Care District
Revenue	4.000%	7/1/25	650	739
Washington Township CA Health Care District
Revenue	5.000%	7/1/25	775	925
Washington Township CA Health Care District
Revenue	5.000%	7/1/25	775	925
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	785	956
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	1,270	1,547
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	900	1,075
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	765	932
Washington Township CA Health Care District
Revenue	5.000%	7/1/27	430	533
Washington Township CA Health Care District
Revenue	5.000%	7/1/27	930	1,152
Washington Township CA Health Care District
Revenue	5.000%	7/1/27	755	935
Washington Township CA Health Care District
Revenue	5.000%	7/1/28	750	942
Washington Township CA Health Care District
Revenue	5.000%	7/1/29	1,005	1,233
Washington Township CA Health Care District
Revenue	5.000%	7/1/29	665	816
Washington Township CA Health Care District
Revenue	5.000%	7/1/29	755	960
Washington Township CA Health Care District
Revenue	5.000%	7/1/30	1,540	1,880

Washington Township CA Health Care District
Revenue	5.000%	7/1/30	765	965
Washington Township CA Health Care District
Revenue	4.000%	7/1/32	1,000	1,112
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	2,340	2,835
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	500	625
Washington Township CA Health Care District
Revenue	3.000%	7/1/33	1,870	1,905
Washington Township CA Health Care District
Revenue	5.000%	7/1/33	2,975	3,589
Washington Township CA Health Care District
Revenue	3.125%	7/1/34	2,195	2,251
Washington Township CA Health Care District
Revenue	4.000%	7/1/34	2,970	3,282
Washington Township CA Health Care District
Revenue	4.000%	7/1/36	1,935	2,121
Washington Township CA Health Care District
Revenue	5.000%	7/1/36	500	616
West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,010	2,249
West Contra Costa CA Unified School District
GO	5.000%	8/1/20	250	259
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	6,690
West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	6,400	5,429
West Contra Costa CA Unified School District
GO	0.000%	8/1/30 (14)	6,235	4,973
West Contra Costa CA Unified School District
GO	5.000%	8/1/30	3,425	4,023
West Contra Costa CA Unified School District
GO	5.000%	8/1/31	5,690	6,663
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	5,560	6,551
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	1,825	2,202
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,650	1,940
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (4)(3)	6,000	4,393
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (14)	1,000	727
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	3,265	3,842
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	915	1,102
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	1,020	1,229
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	2,010	2,415
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	1,070	1,286
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,400	1,678

West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,000	1,199
West Valley-Mission CA Community College
District GO	4.000%	8/1/34	625	751
West Valley-Mission CA Community College
District GO	4.000%	8/1/35	700	838
West Valley-Mission CA Community College
District GO	4.000%	8/1/36	1,500	1,790
West Valley-Mission CA Community College
District GO	4.000%	8/1/38	1,800	2,132
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,350	2,356
Western Placer CA Unified School District COP	3.000%	8/1/21 (4)	500	519
Western Placer CA Unified School District COP	3.000%	8/1/23 (4)	600	643
Western Placer CA Unified School District GO	5.000%	8/1/28	200	252
Western Placer CA Unified School District GO	5.000%	8/1/29	200	251
Western Placer CA Unified School District GO	5.000%	8/1/30	380	472
Western Placer CA Unified School District GO	4.000%	8/1/31 (15)	885	1,043
Western Placer CA Unified School District GO	4.000%	8/1/31 (15)	755	889
Western Placer CA Unified School District GO	5.000%	8/1/31	565	697
Western Placer CA Unified School District GO	4.000%	8/1/32 (15)	920	1,071
Western Placer CA Unified School District GO	4.000%	8/1/34 (15)	990	1,141
Western Placer CA Unified School District GO	4.000%	8/1/34 (15)	545	628
Western Placer CA Unified School District GO	4.000%	8/1/35 (15)	1,025	1,168
Western Placer CA Unified School District GO	4.000%	8/1/35 (15)	630	718
Western Placer CA Unified School District GO	4.000%	8/1/36 (15)	1,070	1,210
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	765	825
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	765	854
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,115
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,394
William S. Hart Union High School District
California GO	5.000%	9/1/25	1,835	2,056
William S. Hart Union High School District
California GO	5.000%	9/1/26	1,085	1,215
William S. Hart Union High School District
California GO	5.000%	9/1/27	1,585	1,775
William S. Hart Union High School District
California GO	0.000%	8/1/34 (4)	3,880	2,704
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/19	1,020	1,020
				15,908,564
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	750	779
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,125	1,201
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	1,500	1,638
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/20	540	554
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/21	400	423
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/22	625	680
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/28	2,115	2,338

Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/29	5,035	5,681
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.250%	7/1/33	4,000	4,420
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/35	4,450	4,947
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/36	1,450	1,670
Guam Power Authority Revenue	5.000%	10/1/22	1,605	1,745
Guam Power Authority Revenue	5.000%	10/1/26	1,810	2,057
Guam Power Authority Revenue	5.000%	10/1/30	1,470	1,653
				29,786
Puerto Rico (0.1%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	3,368	2,934
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	7,802	6,164
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	6,670	4,898
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	4,785	4,863
				18,859
Total Tax-Exempt Municipal Bonds (Cost $14,965,003)				15,957,209
Other Assets and Liabilities-Net (0.5%)				83,073
Net Assets (100%)				16,040,282

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate value of these securities was $312,133,000, representing 1.9% of net assets.
2 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3 Step bond.
4 Securities with a value of $3,335,000 have been segregated as initial margin for open futures contracts.
5 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2019.
6 Restricted security represents 0.1% of net assets. See Restricted Security table for additional information.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.

California Intermediate-Term Tax-Exempt Fund

RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR – Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Restricted Securities as of Period End

			Acquisition	Acquisition
Security Name			Date	Cost ($000)
California Statewide Communities Development Authority Revenue (John Muir Health) PUT			August 2019	22,417

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)

		Number of		Value and
		(Long		Unrealized
		Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2019	5,081	1,098,091	576

Short Futures Contracts
5-Year U.S. Treasury Note	December 2019	(1,967)	(235,994)	169
10-Year U.S. Treasury Note	December 2019	(1,189)	(156,614)	230
Ultra Long U.S. Treasury Bond	December 2019	(65)	(12,833)	42
				441
				1,017

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are

California Intermediate-Term Tax-Exempt Fund

imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	15,957,209	—
Futures Contracts—Assets[1]	476	—	—
Futures Contracts—Liabilities[1]	(310)	—	—
Total	166	15,957,209	—
1 Represents variation margin on the last day of the reporting period.